    As filed with the Securities and Exchange Commission on April 29, 1999.

                                               Registration Nos.:   33-82268 and
                                                                        811-8670


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No. 6          X

                                    and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

        Amendment No. 7              X

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                          USAA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            9800 Fredericksburg Road
                           San Antonio, Texas  78288
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code:  210-498-8000

                         RICHARD T. HALINSKI, JR., ESQ.
                              DWAIN A. AKINS, ESQ.
                        Life & Health Insurance Counsel
                          USAA Life Insurance Company
                        9800 Fredericksburg Road, C-3-W
                           San Antonio, Texas  78288
                    (Name and Address of Agents for Service)

                                   Copies to:

                              GARY O. COHEN, ESQ.
                             RICHARD T. CHOI, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036


                           EXHIBIT INDEX ON PAGE ___

                                                                   PAGE 1 TO ___

Approximate Date of  Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check the appropriate box):

   [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485

   [X]  On May 1, 1999 pursuant to paragraph (b) of Rule 485

   [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [ ]  On (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

   [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in Separate Account of USAA Life Insurance Company under Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.

PROSPECTUS


                              [LOGO OF USAA LIFE INSURANCE COMPANY APPEARS HERE]

                                                     USAA Life Insurance Company
                                                                VARIABLE ANNUITY
                                                                     MAY 1, 1999

USAA Life Insurance Company
VARIABLE ANNUITY



Table of Contents

SECTION
-------

A.  Flexible Premium Deferred Combination
    Fixed and Variable Annuity Contract Prospectus              3A-39A

B.  USAA Life Investment Trust Prospectus                       1B-23B

C.  Scudder Variable Life Investment Fund Prospectus
    (Capital Growth Portfolio)

D.  Alger American Fund Prospectus
    (American Growth Portfolio)

E.  BT Insurance Funds Trust Prospectuses
    (BT Equity 500 Index Fund)
    (BT Small Cap Index Fund)
    (BT EAFE(R) Equity Index Fund)

             This page left blank intentionally.

                               VARIABLE ANNUITY
                                   PROSPECTUS

                                  May 1, 1999

[LOGO OF USAA
APPEARS HERE]

USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288
Telephone:  1-800-531-2923

USAA Life Insurance Company ("USAA LIFE") is offering a flexible premium deferred combination fixed and variable annuity contract ("CONTRACT") to the general public. This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 13 investment choices, including a Fixed Fund Account, which pays a guaranteed rate of interest, and 12 Variable Fund Accounts of our Separate Account, each of which invests in one of the following mutual funds ("FUNDS"):

                    USAA LIFE INVESTMENT TRUST
                    --------------------------
                    USAA Life Money Market Fund
                    USAA Life Income Fund
                    USAA Life Growth and Income Fund
                    USAA Life World Growth Fund
                    USAA Life Diversified Assets Fund
                    USAA Life Aggressive Growth Fund
                    USAA Life International Fund

                    SCUDDER VARIABLE LIFE INVESTMENT FUND
                    -------------------------------------
                    Capital Growth Portfolio

                    THE ALGER AMERICAN FUND
                    -----------------------
                    Alger American Growth Portfolio

                    BT INSURANCE FUNDS TRUST
                    ------------------------
                    BT Equity 500 Index Fund
                    BT Small Cap Index Fund
                    BT EAFE(R) Equity Index Fund


USAA Life ("WE") have filed a statement of additional information, dated May 1, 1999, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally part of this Prospectus. Its table of contents appears on page 39A. For a free copy, call 1-800-531-2923.

                   INVESTMENTS IN THE VARIABLE FUND ACCOUNTS ARE NOT DEPOSITS OR OTHER
                   OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT
                   INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER
IMPORTANT          GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.
NOTICES
                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE
                   SECURITIES DESCRIBED IN THIS PROSPECTUS OR PASSED UPON THE ADEQUACY OF THIS
                   PROSPECTUS.   ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                                       3A

TABLE OF CONTENTS


                                           Index of Important Terms                             5A
                                           The Contract At A Glance                             6A
                                           How the Contract Works                               8A
                                           Expenses                                             9A
CONTRACT FEATURES                          Investment Choices                                  11A
                                           Special Services                                    13A
                                             Automatic Payment Plan                            13A
                                             Dollar Cost Averaging Program                     14A
                                             Systematic Withdrawal Program                     14A
                                           Your Contract Value                                 14A
                                           Annuity Benefits                                    15A
                                           Death Benefits                                      18A

                                           How Do I
                                           ...  Buy a Contract                                 19A
                                           ...  Invest More Money                              19A
                                           ...  Access My Money                                19A
                                           ...  Change My Investment Choices                   20A
TRANSACTIONS                               ...  Change My Premium Allocations                  20A
                                           ...  Change My Annuity Date                         20A
                                           ...  Change My Annuitant                            21A
                                           ...  Change My Beneficiary                          21A
                                           ...  Transfer or Assign Ownership                   21A
                                           ...  Place a Telephone Request                      21A
                                           ...  Cancel My Contract                             21A
                                           ...  Keep Track of My Investments                   22A
                                           ...  Start Receiving Annuity Payments               22A
                                           ...  Report a Death                                 23A
                                           ...  Contact USAA Life                              23A
                                           Processing Dates                                    23A
                                           Postponement of Payments                            24A

                                           More Information About
                                           ...  USAA Life                                      25A
                                           ...  The Separate Account                           25A
OTHER INFORMATION                          ...  The Funds                                      25A
                                           ...  The Contract                                   26A
                                           ...  Charges and Deductions                         27A
                                           ...  Year 2000                                      30A
                                           Tax Information                                     30A
                                           Financial Information                               33A
                                           Performance Information                             34A
                                           Contents of Statement of Additional Information     39A


CONTRACT FEATURES

                                       4A

INDEX OF IMPORTANT TERMS

TERM                                                       PAGE
----                                                       ----
ACCUMULATION UNIT                                           15A
ANNUITANT                                                    9A
ANNUITY DATE                                                 8A
ANNUITY UNIT                                                16A
BENEFICIARY                                                  9A
CONTRACT                                                     3A
CONTRACT YEAR                                               14A
DISTRIBUTION OPTION                                         15A
EFFECTIVE DATE                                               8A
FIXED ANNUITY PAYMENTS                                      16A
FIXED FUND ACCOUNT                                          13A
FIXED FUND ACCOUNT VALUE                                    14A
FREE LOOK                                                    6A
FUND                                                         3A
GENERAL ACCOUNT                                             13A
NONQUALIFIED PLAN                                            8A
PROOF OF DEATH                                              23A
QUALIFIED PLAN                                               8A
VARIABLE ANNUITY PAYMENTS                                   16A
VARIABLE FUND ACCOUNT                                       12A
VARIABLE FUND ACCOUNT VALUE                                 15A


                                                               CONTRACT FEATURES

                                       5A

THE CONTRACT AT A GLANCE


The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS        You can purchase a Contract with as little as $1,000. You can add to your Contract as often and as much as you like, but each payment must
                         be at least $100.   You must maintain a minimum account size of
                         $1,000.  In summary:
                              Minimum initial payment:                        $1,000
                              Minimum subsequent payment:                     $100
                              Minimum account size:                           $1,000

                         Lower minimums apply to USAA employees and Contracts held in IRA and other tax-qualified plans.
------------------------------------------------------------------------------------------------
FREE LOOK                You may cancel your Contract within 10 days of receipt (or a longer period depending on where you reside) ("FREE LOOK PERIOD").
------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:
                           .  0.75% total separate account annual fees (as a percentage of net assets)
                           .  $30 annual contract maintenance charge
                           .  No charge for withdrawals from any Variable Fund Account
                           .  0 to 7% range of charges for withdrawals from the Fixed Fund
                              Account
                           .  State premium tax (if your state imposes one)

                         In addition, total fund annual expenses range from .30% to 1.10% (as a percentage of net assets).
------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:
                           .  Automatic Payment Plan
                           .  Dollar Cost Averaging Program
                           .  Systematic Withdrawal Program
------------------------------------------------------------------------------------------------
INVESTMENT CHOICES       The Contract offers 13 investment choices including:
                           .  1 Fixed Fund Account (guaranteed to earn at least 3% interest)
                           .  12 Variable Fund Accounts investing in mutual fund portfolios managed by these professional money managers:
                              .  USAA Investment Management Company ("USAA IMCO")
                              .  Scudder Kemper Investments, Inc. ("SCUDDER")
                              .  Fred Alger Management, Inc. ("ALGER MANAGEMENT")
                              .  Bankers Trust Company  ("BANKERS TRUST")

                         To find out current rates being paid on the Fixed Fund Account, call
                         us at 1-800-531-2923.   To find out how the Variable Fund Accounts
                         have performed, check out "Performance Information" beginning on page
                         34A, or call us for more current information.
------------------------------------------------------------------------------------------------

CONTRACT FEATURES

                                       6A

-----------------------------------------------------------------------------------------------
ANNUITY BENEFITS         You can choose from a variety of annuity payment options:
                           .  5 fixed annuity payment options
                           .  3 variable annuity payment options
                           .  1 systematic withdrawal option
------------------------------------------------------------------------------------------------
DEATH BENEFITS           If you die before annuity payments begin, we will pay a death benefit that is the greater of:
                           .  the value of your Contract ("CONTRACT VALUE") on the
                              date we receive proof of death, or
                           .  total premiums paid less withdrawals and premium
                              taxes.

                         If you die on or after the day annuity payments begin, your
                         Beneficiary may or may not receive death benefits, depending on the annuity payment option you selected.
------------------------------------------------------------------------------------------------
TRANSFERS                You may transfer your money among your investment choices up to 6
                         times per Contract year.   You must transfer at least $100 or, if
                         less, the remaining balance in the Fixed or Variable Fund Account from which you are transferring.  You may incur a charge if you transfer money from the Fixed Fund Account.
------------------------------------------------------------------------------------------------
WITHDRAWALS              You may withdraw some or all of your money at anytime before annuity payments begin. The minimum amount you may withdraw is $500, or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are withdrawing.  A 10% federal tax penalty may apply if you
                         withdraw before you are 59 1/2 years old.    A withdrawal charge may
                         apply if you withdraw money from the Fixed Fund Account.

------------------------------------------------------------------------------------------------

                                                               CONTRACT FEATURES

                                       7A

HOW THE CONTRACT WORKS

The Contract basically works in two ways.

1ST, the Contract can help you save for retirement because you can invest in up to 13 investment choices and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins when you buy a Contract (we call this the "EFFECTIVE DATE") and continues to the date you begin receiving annuity payments (we call that the "ANNUITY DATE"). During the Accumulation Phase, if you invest in the Fixed Fund Account, you will earn a fixed rate of interest (not less than 3%) that we declare periodically. If you invest in the Variable Fund Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

2ND, the Contract can help you plan for retirement because you can use it to receive retirement income for life, or for a pre-set number of years, by selecting one of the annuity payment options described on page 17A. You do this during what we call the "DISTRIBUTION PHASE" of the Contract. The Distribution Phase is the period beginning on and continuing after the Annuity Date. During the Distribution Phase, if you select a fixed annuity payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable annuity payment option, based on up to four of the Variable Fund Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds.

You can use the Contract with a "NONQUALIFIED PLAN" or a "QUALIFIED PLAN."
  . A Nonqualified Plan is a retirement plan that permits deferral of federal income tax on earnings.

  . A Qualified Plan is a personal retirement savings plan, such as an individual retirement annuity ("IRA") or tax-sheltered annuity ("TSA") that permits (1) money to be contributed on a pre-federal income tax basis, and
     (2) deferral of federal income tax on earnings.

The timeline below illustrates how you might use your Contract.


Effective        Accumulation
Date                 Phase                      Annuity Date              Distribution Phase
                                [DIAGRAM APPEARS HERE]

              You save for retirement

You buy                                         You start receiving       You can receive           Or you can receive
a Contract                                      annuity payments or       annuity payments          annuity payments
                                                receive a lump sum        for a set period          for as long as you live
                                                payment


CONTRACT FEATURES

                                       8A

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. That means it is up to you to select or change (to the extent permitted):
  .  the investment choices during the Accumulation and Distribution Phases;
  .  the amount and timing of your premium payments and withdrawals;
  .  the special services you want to use to invest or withdraw money;
  .  the annuity payment option you want to use to receive retirement income;
  . the annuitant (either yourself or someone else) on whose life the annuity payments will be based ("ANNUITANT");
  . the beneficiary or beneficiaries who will receive the benefits that the Contract provides when you or the Annuitant dies ("BENEFICIARIES"); and
  .  any other rights that the Contract provides.

If you die, the Annuitant or Beneficiary will exercise the rights and privileges
provided by the Contract.  See "More Information  The Contract."   In addition,
if you die before the Annuity Date, we will pay a death benefit to your Annuitant or Beneficiary according to the Contract.

Please call us at 1-800-531-4265 if you have any question about how the Contract works.

EXPENSES

The table below lists the expenses that you will bear directly or indirectly under the Contract. The table does not show premium taxes imposed by the state where you reside. For more information about Separate Account expenses, see "Charges and Deductions," below. For more information about Fund expenses, see the prospectuses for the Funds.

Transaction Expenses
--------------------
     Sales Load Imposed on Premium Payments           None
     Deferred Sales Load                              None
     Withdrawal Fee for Variable Fund Account         None
     Withdrawal Fee for Fixed Fund Account(1)         0%-7%
     Transfer Fee /(1)/                               None

Annual Contract Fee
-------------------
     Contract Maintenance Charge /(2)/                $30.00

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average net assets)
--------------------------------
     Mortality and Expense Risk Charge /(3)/          0.65%
     Administrative Expense /(3)/                     0.10%
                                                      -----
     Total Separate Account Annual Expenses /(3)/     0.75%
                                                      =====

                                                               CONTRACT FEATURES

                                       9A

Annual Expenses of the Funds (as a percentage of average net assets)(4)
----------------------------

                                                              Management           Other Expenses After       Total Fund Annual
Name of Fund                                                     Fees            Expense Reimbursement(5)        Expenses(5)
-------------------------------------------------------------------------------------------------------------------------------
USAA Life Money Market                                          .20%                         .15%                  .35%
-------------------------------------------------------------------------------------------------------------------------------
USAA Life Income                                                .20                          .15                   .35
-------------------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                                     .20                          .15                   .35
-------------------------------------------------------------------------------------------------------------------------------
USAA Life World Growth                                          .20                          .45                   .65
-------------------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                                    .20                          .15                   .35
-------------------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                                     .50                          .20                   .70
-------------------------------------------------------------------------------------------------------------------------------
USAA Life International                                         .65                          .45                  1.10
-------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Capital Growth Portfolio                          .475                         .035                   .51
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                 .75                          .04                   .79
-------------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                                             .20                          .10                   .30
-------------------------------------------------------------------------------------------------------------------------------
BT Small Cap Index                                              .35                          .10                   .45
-------------------------------------------------------------------------------------------------------------------------------
BT EAFE(R) Equity Index                                         .45                          .20                   .65
-------------------------------------------------------------------------------------------------------------------------------

(1) We may deduct a charge of up to 7% from transfers or withdrawals from the Fixed Fund Account depending upon how long the money transferred or withdrawn has been on deposit with us. (See "Fixed Fund Account Withdrawal Charge.")
(2)  Applies annually during the Accumulation Phase.
(3)  Applies only to the Variable Fund Accounts.
(4) The figures shown in the table are as of each Fund's most recently completed fiscal year. These expenses are reflected in the daily price of each Fund's shares.
(5) USAA Life has agreed to assume the expenses of the USAA Life Investment Trust Funds that exceed, annually, .65% of the monthly average net assets of the World Growth Fund, .70% of the monthly average net assets of the Aggressive Growth Fund, 1.10% of the monthly average net assets of the International Fund, and .35% of the monthly average net assets of each other Fund. We may stop assuming these expenses by giving the USAA Life Investment Trust 120 days advance notice. Absent our agreement to assume these expenses, the expenses of the USAA Life Money Market, Income, Growth & Income, World Growth, Diversified Assets, Aggressive Growth, and International Funds for the 1998 fiscal year would have been: .80%, .55%, .37%, .66%, .45%, .84% and 1.35%, respectively. Bankers Trust has agreed to reimburse the BT Equity 500 Index Fund, BT Small Cap Index Fund, and BT EAFE(R) Equity Index Fund to the extent their total operating expenses
     exceed 0.30%, 0.45%, and 0.65%, respectively.   Bankers Trust may stop
     reimbursing these Funds at any time. Without this reimbursement arrangement, the expenses for the 1998 fiscal year for the BT Equity 500 Index Fund, BT Small Cap Index Fund, and BT EAFE(R) Equity Index Fund would have been 1.19%, 1.58% and 1.66% respectively.


CONTRACT FEATURES

                                      10A

EXAMPLE:
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

         .  invested $1,000 in a Variable Fund Account,
         .  earned a 5% annual return on your investment,

         . surrendered your Contract or chose to receive annuity payments at the end of each time period, and
         . assumed a $39,030 average Contract account size to express the $30 Contract Maintenance Charge as a percentage.

Please remember that you are looking at an example. Your actual expenses may be lower or greater than those shown.

Name of Variable Fund Account                                   1 yr.            3 yrs.           5 yrs.          10 yrs.
------------------------------------------------------------------------------------------------------------------------
USAA Life Money Market                                            $12              $38             $ 67             $152
------------------------------------------------------------------------------------------------------------------------
USAA Life Income                                                   12               38               67              152
------------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                                        12               38               67              152
------------------------------------------------------------------------------------------------------------------------
USAA Life World Growth                                             15               48               84              190
------------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                                       12               38               67              152
------------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                                        16               49               86              197
------------------------------------------------------------------------------------------------------------------------
USAA Life International                                            20               62              109              248
------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Capital Growth Portfolio                              14               43               76              172
------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                    17               52               92              208
------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                                                12               36               64              145
------------------------------------------------------------------------------------------------------------------------
BT Small Cap Index                                                 13               41               72              165
------------------------------------------------------------------------------------------------------------------------
BT EAFE(R) Equity Index                                            15               48               84              190
------------------------------------------------------------------------------------------------------------------------


ACCUMULATION UNIT DATA
-----------------------

The accumulation unit data for the Variable Fund Accounts appear under the heading "Financial Information" in this prospectus.

INVESTMENT CHOICES

During the Accumulation Phase, you may select up to 13 investment choices, including 12 Variable Fund Accounts and our Fixed Fund Account. You may allocate your premium payments among the investment choices in amounts no smaller than 1/10 of 1%, so long as the total equals 100%. During the Distribution Phase, you may base your annuity payments on any 4 Variable Fund Accounts and our Fixed Fund Account.


                                                               CONTRACT FEATURES

                                      11A

Variable Fund Accounts
----------------------

The Contract offers 12 Variable Fund Accounts. Each Variable Fund Account invests in a corresponding Fund. A brief description of the Funds appears below. More complete information, including a discussion of risks, appears in each Fund's prospectus. Please read each Fund prospectus carefully.


NAME OF FUND              INVESTMENT OBJECTIVE IS TO SEEK:                                      FUND ADVISER
------------------------------------------------------------------------------------------------------------------------
USAA Life                  the highest level of current income consistent with
Money Market               preservation of capital and maintenance of liquidity.
---------------------------------------------------------------------------------
USAA Life                  maximum current income without undue risk to principal.
Income
---------------------------------------------------------------------------------
USAA Life                  capital growth and current income.                             USAA IMCO
Growth and Income                                                                         9800 Fredericksburg Road
---------------------------------------------------------------------------------         San Antonio, Texas 78288
USAA Life                  long-term capital appreciation.
World Growth
----------------------------------------------------------------------------------
USAA Life                  Long-term capital growth, consistent with preservation
Diversified Assets         of capital and balanced by current income.
----------------------------------------------------------------------------------
USAA Life                  appreciation of capital.
Aggressive Growth
----------------------------------------------------------------------------------
USAA Life                  capital appreciation with current income as a secondary
International              objective.
----------------------------------------------------------------------------------
Scudder VLIF               to maximize long-term capital growth.                          SCUDDER
Capital Growth                                                                            Two International Place  Boston,
 Portfolio                                                                                Massachusetts 02110
Class A Shares
------------------------------------------------------------------------------------------------------------------------
Alger American             long-term capital appreciation.                                ALGER MANAGEMENT
Growth Portfolio                                                                          75 Maiden Lane
                                                                                          New York, New York 10038
------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index        to replicate as closely as possible (before deduction          BANKERS TRUST
                           of Fund expenses) the total return of the Standard &           130 Liberty Street
                           Poor's 500 Composite Stock Price Index.                        New York, New York 10006
------------------------------------------------------------------------------------------------------------------------
BT Small Cap Index         to replicate as closely as possible (before deduction
                           of  Fund expenses) the total return of the Russell 2000
                           Small Stock Index.
------------------------------------------------------------------------------------------------------------------------
BT EAFE(R) Equity Index    to replicate as closely as possible (before deduction
                           of Fund expenses) the total return of the Morgan
                           Stanley Capital International Europe, Australia, Far
                           East ("EAFE") Index.
------------------------------------------------------------------------------------------------------------------------

USAA IMCO is a wholly owned indirect subsidiary of USAA.   Scudder Kemper
Investments, Inc.; Fred Alger Management, Inc.; and Bankers Trust Company are not affiliated with USAA.

CONTRACT FEATURES

                                      12A

Fixed Fund Account
------------------

THE FIXED FUND ACCOUNT IS NOT AVAILABLE TO RESIDENTS OF MARYLAND, MASSACHUSETTS, PENNSYLVANIA, OREGON, OR WASHINGTON. THE FIXED FUND ACCOUNT ALSO IS NOT AVAILABLE WITH CONTRACTS ISSUED UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ("ORP"). AMOUNTS INVESTED IN THE FIXED FUND ACCOUNT AS WELL AS AMOUNTS SUPPORTING FIXED ANNUITY PAYMENTS ARE PART OF OUR GENERAL ACCOUNT ("GENERAL ACCOUNT"). WE HAVE NOT REGISTERED THE INTERESTS IN THE GENERAL ACCOUNT WITH THE SEC, NOR HAVE WE REGISTERED THE GENERAL ACCOUNT WITH THE SEC AS AN INVESTMENT COMPANY. THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED FUND ACCOUNT OR FIXED ANNUITY PAYMENTS. AT THE SAME TIME, WE HAVE LEGAL RESPONSIBILITY FOR THE ACCURACY AND COMPLETENESS OF THIS PROSPECTUS.

The money that you invest in or transfer to the Fixed Fund Account during any month ("NEW MONEY") will earn interest at what we call the "NEW MONEY INTEREST RATE." We declare this rate of interest at the beginning of each month and it applies to all New Money that we receive that month. We credit the New Money Interest Rate through the end of the current calendar year in which you invest the New Money in the Fixed Fund Account.

The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at what we call the "PORTFOLIO INTEREST RATE." We declare this rate of interest at the beginning of each calendar year for that year. We also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.

We guarantee both the New Money Interest Rate and the Portfolio Interest Rate. These rates will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when you could earn a higher rate of interest by transferring amounts that are no longer subject to a withdrawal charge out of the Fixed Fund Account to a Variable Fund Account, and then transferring the amount back into the Fixed Fund Account. By so doing, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate, for the remainder of the year in which the transfer occurred. You should be aware, however, that because any amounts transferred in this manner would be considered New Money, they would again be subject to the Fixed Fund Account Withdrawal Charge. (See "Charges and Deductions - Fixed Fund Account Withdrawal Charge.")

Our General Account assets support our obligations with respect to the Fixed Fund Account, and also support our obligations under other insurance contracts. We own the investments purchased with amounts allocated to the Fixed Fund
Account.   You have no legal rights in such investments.

SPECIAL SERVICES

To begin or end any of the special services described below, simply call or write to us at the phone number or address on the cover of this prospectus. We will provide you with instructions and a copy of any forms you need to complete. During the Accumulation Phase, we may suspend, terminate, or modify the dollar cost averaging or systematic withdrawal programs by giving you 30 days advance notice. The suspension or termination of a program will not affect you if you are already in a program.

Automatic Payment Plan
----------------------

This plan allows you to make regular premium payments from your checking or savings account. We will automatically withdraw the amount you specify and invest it according to your instructions on file with us.


                                                               CONTRACT FEATURES

                                      13A

Dollar Cost Averaging Program
-----------------------------

This program allows you to regularly transfer money from one or more Variable Fund Accounts (for example, the USAA Life Money Market Fund Account) to your other investment choices. We will automatically transfer the amount or percentage you specify and invest it according to your instructions on file with
us.   The program does not permit transfers from the Fixed Fund Account.  The program is available only during the Accumulation Phase.

To begin the program, you must have at least $5,000 in the Variable Fund Account from which you intend to transfer Contract Value. The minimum amount that you may transfer is $100, or, if less, the remaining balance of your investment in the Variable Fund Account from which you are transferring. You must schedule transfers over a period of at least 12 months at monthly, quarterly, or semiannual intervals.

Transfers under the program do not count toward your limit of six transfers per Contract Year. A "CONTRACT YEAR" is the 12-month period following the Effective Date and each 12-month period thereafter.

Currently, there is no charge for this program. We reserve the right to suspend, terminate or modify the offering of the program.

Systematic Withdrawal Program
-----------------------------

This program allows you to withdraw pre-set amounts monthly, quarterly, semiannually, or annually from the Fixed and/or Variable Fund Accounts. We will withdraw the amounts you specify proportionately from all of your investment choices or only from the investment choices you specify. You may change the amount or frequency of withdrawals once each Contract Year.

You must have a minimum Contract Value of $20,000 to participate in the program ($5,000 if the Contract funds a Qualified Plan). The minimum amount you may withdraw from the Fixed or a Variable Fund Account is $250, or, if less, the remainder of the Account.

A withdrawal charge and federal income taxes and penalties may apply to your systematic withdrawals. See "Charges and Deductions - Fixed Fund Account Withdrawal Charge" and "Tax Information." You should seek the advice of a tax adviser before choosing this program.

Currently, there is no charge for this program. We reserve the right, however, to charge for this program during the Accumulation Phase of the Contract. We do not intend to profit from any such charge.

YOUR CONTRACT VALUE

Your Contract Value during the Accumulation Phase equals the sum of the values you have invested in the Fixed and Variable Fund Accounts.

Fixed Fund Account Value
------------------------

The value of your Contract in the Fixed Fund Account ("FIXED FUND ACCOUNT VALUE") on any business day will equal:

  .  the sum of premium payments you invested in the Fixed Fund Account;
  .  plus accumulated interest;
  . plus any amounts transferred from the Variable Fund Accounts to the Fixed Fund Account;
  . less the Fixed Fund Account portion of any Contract Maintenance Charges; . less any withdrawals or transfers of value; and . less any applicable premium tax.


CONTRACT FEATURES

                                      14A

Variable Fund Account Value
---------------------------

We measure the value of your Variable Fund Accounts ("VARIABLE FUND ACCOUNT VALUE") using a unit of measure we call the "ACCUMULATION UNIT." When you invest in a Variable Fund Account, we credit your Contract with a number of Accumulation Units. Your Variable Fund Account Value on any business day will equal the number of Accumulation Units credited to you multiplied by the price of the Accumulation Unit on that date.

     EXAMPLE:

     You pay us $6,000 in premium on Wednesday. You allocate the premium to the USAA Life Growth and Income Fund Account. When the New York Stock Exchange closes that day, we determine that the value of an Accumulation Unit for that Variable Fund Account is $20.00. We then divide your $6,000 payment by $20.00 and credit your Contract with 300 Accumulation Units.

We calculate the value of an Accumulation Unit ("ACCUMULATION UNIT VALUE") for each Variable Fund Account after the New York Stock Exchange closes each business day based on the formula below. To receive a quotation of daily Accumulation Unit Values, call us at 1-800-531-4265.

To calculate the Accumulation Unit Value of a Variable Fund Account each business day, we:

  . calculate the change in market value from the previous day for the underlying fund.
  . subtract insurance charges such as mortality and expense risk charge and administrative charge.
  .  add or subtract the result to the prior day's Accumulation Unit Value.

Minimum Contract Value
----------------------

If your Contract Value during the Accumulation Phase is less than $1,000 and we haven't received premium payments for two years, we may cancel your Contract. This minimum does not apply to Contracts issued in connection with Qualified Plans. We will notify you 30 days before we cancel your Contract. You will have an opportunity to satisfy the minimum requirement before we cancel your Contract. If we cancel your Contract, we will pay your contract value in a lump sum and we will have no further obligations.

ANNUITY BENEFITS

You may choose to receive annuity payments during the Distribution Phase. We will pay you according to the annuity payment option or "DISTRIBUTION OPTION" you select. Payments will start on the Annuity Date and will continue for the period specified in the Distribution Option you select.

Annuity Date
------------

You select your Annuity Date when you apply for a Contract. If you are using your Contract as a Qualified Plan, the Annuity Date may not be later than the date required by federal income tax law. (See "Tax Information.") If you are using your Contract as a Nonqualified Plan, the Annuity Date may not be later than the Annuitant's 95th birthday. The Annuity Date must also be at least six months after the Effective Date of your Contract, unless we choose to waive this requirement. You may change the Annuity Date by submitting a written request, at least 30 days before the Annuity Date.

                                                               CONTRACT FEATURES

                                      15A

Types of Annuity Payments
-------------------------

You may choose:

  .  fixed annuity payments,
  .  variable annuity payments,
  . a combination of fixed and variable annuity payments, or . systematic withdrawals.

Fixed annuity payments are monthly payments of fixed amount that we guarantee for the dollar amount or number of years that you choose. Variable annuity payments are monthly payments that vary in amount, depending on the performance of the Variable Fund Accounts you select. We do not guarantee the amount of variable annuity payment.

Amount of Annuity Payments
--------------------------

The amount of your first annuity payment, whether fixed or variable, will depend on the amount of Contract Value you apply to a Distribution Option. Your Contract contains tables showing examples of the first monthly annuity payment that you would receive for each $1,000 of Contract Value you apply to a Distribution Option.

The amount of each subsequent fixed annuity payment is fixed by the terms of the Distribution Option you choose. To calculate the amount of your subsequent variable annuity payments, we use a unit of measure called an "ANNUITY UNIT." The amount of each subsequent variable annuity payment will equal the product of:
  . the number of Annuity Units credited to you multiplied by . the values of those Annuity Units ("ANNUITY UNIT VALUES").

Number of Annuity Units. When you apply your Contract Value to a Distribution Option, we credit you with a number of Annuity Units for each Variable Fund Account that you select. To determine the number of Annuity Units to credit you, we divide the amount of your first variable annuity payment by the Annuity Unit Values of each Variable Fund Account on the business day we determine the
credit.   The number of Annuity Units for each Variable Fund Account will remain constant thereafter.

Annuity Unit Values. To determine the Annuity Unit Values of each Variable Fund Account on a given business day, we take the previous day's Values and adjust them to reflect:

  . the performance of the corresponding Funds (including any dividends or capital gains distributions);
  . any charges or credits for any income or other taxes relating to the Variable Fund Account operation;
  .  Separate Account charges; and
  . an assumed annual rate of return of 3% on the Variable Fund Accounts (we call this the "3% ASSUMED RATE"). If the actual performance of a Variable Fund Account for the month is at an annual rate that exceeds the 3% assumed rate, your annuity payments will increase. Conversely, if the actual performance is at an annual rate below the 3% assumed rate, your annuity payment will decrease.

CONTRACT FEATURES

                                      16A

Distribution Options
--------------------

The Contract offers 6 Distribution Options ("OPTIONS"). You may receive payments under other options, including a lump sum, that you and we agree upon in writing. Also, we may, at our option, offer more favorable Distribution Options in the future. Once annuity payments have begun, you may not change your Distribution Option. However, if you are receiving variable annuity payments under a Distribution Option that is not based on the life of the Annuitant, you may receive a lump sum payment equal to the present value of any future variable annuity payments remaining under that Distribution Option.

If you want to receive fixed annuity payments, you may select any one of the Options 1 through 5. If you want to receive variable annuity payments, you must select Option 1, 2, or 3. Option 6 provides for systematic withdrawals out of the Fixed Fund Account and/or Variable Fund Accounts. A Fixed Fund Account withdrawal charge may apply under Option 6.

Please note that, although Distribution Options 1, 2 and 3 are designed to provide annuity payments for life, electing these Options on a variable annuity basis involves investment risks. If the investment performance of the Variable Fund Accounts you select is poor, the amount of future annuity payments could fall substantially, possibly to zero.

--------------------------------------------------------------------------------------------------------------------
OPTION 1
Income Payments for Life         Annuity payments for as long as the Annuitant is alive.  Please note that the
                                 Annuitant or other payee could receive only one annuity payment if the Annuitant dies before the second annuity payment.
--------------------------------------------------------------------------------------------------------------------
OPTION 2
Income Payments for Life with    Annuity payments for a certain period of time even if the Annuitant dies before
 a Certain Period Guaranteed     that period of time has expired.
--------------------------------------------------------------------------------------------------------------------
OPTION 3
Joint and Survivor Life Income   Annuity payments for as long as the Annuitant or the Joint Annuitant is alive.
                                 Please note that an Annuitant or other payee could receive only one annuity payment if both Annuitants die before the second annuity payment.  If one of these persons dies before the Annuity Date, the survivor becomes the sole Annuitant and may elect to receive any one or more of the other Distribution Options.
--------------------------------------------------------------------------------------------------------------------
OPTION 4
Income for Specified Period      Equal payments for an agreed upon period of time (not longer than 30 years).  We determine the amount of each payment pursuant to an annuity payment table contained in the Contract.
--------------------------------------------------------------------------------------------------------------------
OPTION 5
Income of Fixed Amount           A sum of money is transferred to us.  In exchange, we agree, pursuant to an annuity payment table contained in the Contract, to pay the specified amount of interest on the principal and to make periodic payments of a fixed dollar amount that is chosen for as long as the principal and interest earnings last.
--------------------------------------------------------------------------------------------------------------------
OPTION 6
Systematic Withdrawals           Substantially equal monthly, quarterly, semi-annual, or annual payments made over the life expectancy of the Annuitant or a shorter period of time.  See "Special
                                 Services  Systematic Withdrawal Program" in this prospectus for details.
--------------------------------------------------------------------------------------------------------------------

No partial or full withdrawals are permitted under Options 1 through 5 after the Annuity Date.

If you are using this Contract to fund a Qualified Plan and if you are required to take distributions under federal income tax law, we offer a service to determine the minimum amount of distribution that you must take each year. You may arrange with us to have this amount distributed by systematic withdrawal.

                                                               CONTRACT FEATURES

                                      17A

DEATH BENEFITS

Death Benefits Prior to the Annuity Date
----------------------------------------

If you are the Contract owner as well as the Annuitant and you die before the Annuity Date, we will pay a death benefit to your Beneficiary. If you are the Contract owner but not the Annuitant and you die before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive you.

The death benefit is the greater of:

  . the Contract Value on the date we receive proof of death; or . the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any required premium tax.

We will pay the death benefit in a lump sum. Instead of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.

If you are the Contract owner and you die before the Annuity Date, federal income tax law requires your death benefits to be paid out as follows:

  . If you are also the Annuitant and you did not designate a Beneficiary or no Beneficiary survived you, then full distribution to your estate must occur within five years after your death.
  . If you are also the Annuitant and the Beneficiary is your spouse, or if you are not the Annuitant but your spouse is, then your spouse may:
     . assume ownership as the Annuitant and defer distribution until the Annuity Date, or
     . receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
  . If you are also the Annuitant and the Beneficiary is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within five years after your death.
  . If you are not the Annuitant and the Annuitant is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant, or Beneficiary if the Annuitant does not survive you, or, in the alternative, full distribution must occur within five years after your death.

Death Benefits On or After the Annuity Date
-------------------------------------------

Under current federal income tax law, if you are the Contract owner as well as the Annuitant and you die on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before your death. To the extent that the Distribution Option then in effect provides for any benefits following the Annuitant's death, the Beneficiary may:

  . continue to receive the same payments as the Annuitant; or . if permitted under the Distribution Option, receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or . if permitted under the Distribution Option, take full distribution of the remaining value at the Annuitant's death.

CONTRACT FEATURES

                                      18A

HOW DO I...?


 ...Buy a Contract
   --------------


To buy a Contract, you must complete an application and submit it, along with your initial premium payment, to us at the address on the cover of this prospectus. You must be of legal age and reside in a state where we are offering the Contract. The Contract is not available to you if you have attained the age of 85.

If a premium payment accompanies your application and it is complete, we will either accept it and issue a Contract to you, or reject it and return the premium payment, within two days after we receive it. If your application is not complete, or is incorrectly completed, we will ask you to complete it within five days after we receive it. If we do not receive a correctly completed application within this five-day period, we will return your premium payment to you immediately, unless you consent to our retaining the premium payment until you complete the application. We will credit your initial premium payment within two business days after we receive the last information we need to process your application.

The current minimum initial and additional premium payments we accept are as follows:


                                                               Minimum               Minimum
Type of Plan                                               Initial Premium     Subsequent Premium
--------------------------------------------------------------------------------------------------
Nonqualified Annuity                                                 $1,000*                 $100*
--------------------------------------------------------------------------------------------------
IRA and SEP-IRA                                                      $   100                 $ 50*
--------------------------------------------------------------------------------------------------
SARSEP-IRA                                                           $    25                 $  25
--------------------------------------------------------------------------------------------------
TSA or ORP                                                           $    50                 $  50
--------------------------------------------------------------------------------------------------

* Employees of any of the USAA Group of Companies who purchase the Contract may make an initial premium payment of $500 for Nonqualified Annuities, and minimum subsequent premium payments by payroll deduction in an amount not less than $25 for Nonqualified Annuities, IRAs and SEP-IRAs.


 ...Invest More Money
   -----------------


As long as your Contract Value does not fall below $1,000 (other than for Contracts issued as part of Qualified Plans), you need not make any more premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. Simply send us your subsequent premium payments at the address on the cover of this prospectus. We will allocate them among the various Fixed and Variable Fund Accounts in the same way as the initial premium payment. The minimum amount we will accept is shown in the table above.

 ..Access My Money
  ---------------


You may withdraw some or all of your money at any time during the Accumulation Phase. The minimum amount that you may withdraw is $500, or, if less, the remaining balance in the Fixed and/or Variable Fund Account from which you are withdrawing.

To withdraw money, simply contact us at the telephone number or address on the cover page of this prospectus. Unless you are withdrawing all of your Contract Value, you must specify the Fixed and/or Variable Fund Accounts that you want to
withdraw from.   If you do not specify the Variable Fund Accounts, we will
withdraw money proportionately from your Contract Value in each Variable Fund Account.

                                                                    TRANSACTIONS

                                      19A

There is no charge for withdrawing money from a Variable Fund Account. However, we will deduct the $30 Contract Maintenance Charge if you withdraw all of your money from the Contract. We also may deduct a withdrawal charge from the amount you withdraw from the Fixed Fund Account. (See "Charges and Deductions - Fixed Fund Account Withdrawal Charge.") A 10% federal income tax penalty may apply if you withdraw money before age 59 1/2. You also will pay taxes on any earnings
that you withdraw.   For a discussion of tax aspects, see "Tax Information,"
below. You should seek the advice of a tax adviser before withdrawing money.

 ...Change My Investment Choices
   ----------------------------

During the Accumulation Phase, you may change your investment choices by transferring money among the Fixed and Variable Fund Accounts. There is no charge to transfer money from a Variable Fund Account, but money that you transfer from the Fixed Fund Account may be subject to a withdrawal charge. (See "Charges and Deductions - Fixed Fund Account Withdrawal Charge.") The following restrictions apply during the Accumulation Phase:
  1.   You may make six transfers each Contract Year.
  2. The minimum amount of value that you may transfer from one Account to another is $100, or, if less, your total remaining Account balance.
  3. Your written or telephone request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Fund Account from which it is to be withdrawn, and the Account to which it is to be credited.

During the Distribution Phase, the Annuitant or other payee may transfer Annuity Units among the Variable Fund Accounts (up to a maximum of four Variable Fund Accounts), or from a Variable Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers made during the Distribution Phase are subject to restriction 3 noted above, as well as the following restrictions:
   1. You may make up to 3 transfers per Contract Year from a Variable Fund Account to another Variable Fund Account or to a Fixed Annuity.
   2. You may not transfer from a Fixed Annuity to a Variable Annuity or to a new Distribution Option.
   3. The minimum amount that you may transfer from a Variable Fund Account is $100.
   4. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.

We can terminate, suspend, or modify these transfer privileges without prior notice.

 ...Change My Premium Allocations
   -----------------------------


You may change the allocation of your subsequent premium payments at any time by calling or writing to us at the number or address on the cover page of this prospectus. A request to change subsequent premium payment allocations will be effective with the first premium payment we receive on or after the business day we receive the request.

 ...Change My Annuity Date
   ----------------------


You may change the Annuity Date by sending a written request to us at the address on the cover of this prospectus at least 30 days before the Annuity Date.

TRANSACTIONS

                                      20A

HOW DO I...?

 ...Change My Annuitant
   -------------------


You may change your Annuitant by sending a written request to us at the address on the cover of this prospectus. We must receive you request at least 15 days before the Annuity Date. The change will take effect as of the business day we receive your request.

 ...Change My Beneficiaries
   -----------------------


During the Annuitant's life, you may change your Beneficiaries by sending a written request to us at the address on the cover of this prospectus. The change will take effect as of the date you sign the request. If we make any payments before receiving your request to change the Beneficiary, we will receive credit against our obligations under the Contract.

 ...Transfer or Assign Ownership
   ----------------------------


You may transfer or assign ownership of the Contract, subject to legal restrictions. To transfer or assign ownership, you must notify us in writing at the address on the cover page of this prospectus. An assignment is not effective until we receive it at our address. We are not responsible for determining the validity of an assignment.

 ...Place a Telephone Request
   -------------------------

Simply call 1-800-531-4265 to:
  . change your premium payment allocation, . withdraw money, or
  .  transfer money among your investment choices.

We will ask you for your:
  .  name,
  .  USAA number or Contract number, and
  . social security number. We treat requests made by facsimile, telegraph, or other electronic transmission device as telephone requests, so please be sure to provide the same identifying information on those requests as well.


We will use reasonable procedures to confirm that instructions given by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. In addition to asking you for identifying information, we record all telephone communications that concern purchases, redemptions or transfers. We also send confirmations of all transactions to the Contract owner's address. We may modify, suspend or discontinue this telephone transaction privilege at any time without prior notice.

 ...Cancel My Contract
   ------------------


You may return your Contract to us within the Free Look Period. If you return your Contract within the Free Look Period, we will give you a refund. We will refund any premium payment allocated to the Fixed Fund Account, plus the greater of:
  . premium payments allocated to the Variable Fund Accounts, or . the value of the Variable Fund Accounts as of the day we receive your cancellation request plus any mortality and expense risk charge, administrative expense charge and any premium taxes that we have deducted.

We will void the Contract and treat it as if we had not issued it.

                                                                    TRANSACTIONS

                                      21A

 ...Keep Track of My Investments
   ----------------------------

At least once each Contract Year, we will send you a statement of information about your Contract. The statement will show the number of Accumulation Units we recently credited to your Contract for each Variable Fund Account and the dollar value of the Accumulation Units. We may send you a statement more frequently. We also will send you semiannual reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information that the law requires us to send to you.

You now have access to information about your Contract 24-hours a day, 7 days a week through USAA's TouchLineSM.

TouchLine provides a fast, convenient way to find out:
  .  your total Contract Value,
  . a listing of Variable Fund Accounts and current Accumulation Unit Values, and
  .  the date and amount of your last premium payment or withdrawal.

You may access TouchLine by using your touch-tone phone and dialing 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (personal identification number).

You may also visit us online at www.usaa.com.

 ...Start Receiving Annuity Payments
   --------------------------------


To receive annuity payments, you must notify us in writing at least 30 days before the Annuity Date of:
  .  the Distribution Option you want to use to begin annuity payments;
  . the type of annuity payments you want (fixed, variable, a combination of fixed and variable annuity payments, or systematic withdrawals); and
  . if you want to receive variable annuity payments, the Variable Fund Accounts (up to 4) you want to use to fund your payments.

Once we have the necessary information, we will apply your Contract Value, less any required premium tax, to the Distribution Option that you have selected.

If you have not chosen a Distribution Option at least 30 days before the Annuity Date, we will apply your Contract Value, less any required premium tax, to Distribution Option 2, with monthly payments guaranteed for 10 years. In addition, we will apply any Fixed Fund Account Value to provide you with fixed annuity payments. Similarly, we will apply any Variable Fund Account Value to provide variable annuity payments funded from the same Variable Fund Accounts to which you have allocated your Contract Value as of the Annuity Date and in the
same proportions.   We will apply your Contract Value as of the end of the
business day immediately preceding the tenth day before the Annuity Date.

If you have assigned your Contract, the amount due the assignee must be paid in a lump sum before we can determine or begin any annuity payments.

If at the time you want to begin annuity payments, your Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may cancel your Contract. In that event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations.

TRANSACTIONS

                                      22A

 ...Report a Death
   --------------


To report a death, you (or someone else) must notify us in writing at the address on the cover of this prospectus. Also, you (or someone else) must send "PROOF OF DEATH", which can be:
  .  a death certificate,
  . a certified copy of a statement of death from the attending physician, . a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or
  .  any other proof that we find satisfactory.

We will not pay any death benefit unless we receive a written request and proof of death.

 ...Contact USAA Life
   -----------------


If you have any other questions about your Contract, you can call us at 1-800-531-4265 or write to us at 9800 Fredericksburg Road, San Antonio, Texas 78288.

PROCESSING DATES

Generally, we will process the following transactions using the Fixed and Variable Fund Account Values (including Accumulation and Annuity Unit Values) computed on the business day that we receive your payment, request, notice, and/or other documents or information necessary to complete your transaction:
  .  premium payments;
  . transfers of money or Annuity Units among investment choices (including transfers in the dollar cost averaging program);
  . withdrawals of money (including withdrawals in the systematic withdrawal program); and
  .  death benefit claims.

If we receive your payment, request, etc. BEFORE 3 P.M. Central time on a business day, we will process your transaction using that day's Fixed and Variable Fund Account Values. If you miss the 3 p.m. deadline that day, we will process your transaction using the next business day's Fixed and Variable Fund Account Values.

In this prospectus, we use the term "business day" to mean any day Monday through Friday when the New York Stock Exchange is open for regular trading.
The Exchange usually closes at 4 p.m. New York time (3-p.m. Central time) and is not open on federal holidays. Business day does not include:

  . any day when the funds do not compute the value of their shares; or . any day when we do not receive an order to purchase, withdraw, or transfer
     Accumulation Units or purchase or transfer Annuity Units.

Please keep in mind that we cannot process your telephone or written requests if you do not provide all of the information we need to complete the transaction. If the transaction requires you to notify us in writing, you must sign your written request.

                                                                    TRANSACTIONS

                                      23A

Special Processing
------------------

Initial Premium Payments
  . If your initial premium payment accompanies a completed application, we will credit your payment within two business days after we receive the payment and completed application.
  . If your initial premium payment accompanies an incomplete application, we will credit your initial premium payment within two business days after we receive the last information we need to process your application.
  . If you allocate any part of your initial premium payment to the Fixed Fund Account, we will credit it to that Account on the Effective Date.
  . If you allocate any part of your initial premium payment to any of the Variable Fund Accounts, we will credit it to the USAA Life Money Market Fund Account on the Effective Date. Your premium will remain in the USAA Life Money Market Fund Account for the Free Look Period plus five calendar days. On the business day immediately after the end of that period, we will allocate your initial premium payment, together with any subsequent premium payments that you have made, plus any earnings, to the Variable Fund Accounts as you directed on the application.

Initial annuity payments
To calculate the amount of the initial annuity payment, we use the Contract Value and Annuity Unit Values of the business day preceding the 10th day before the Annuity Date.

POSTPONEMENT OF PAYMENTS

We will normally pay amounts withdrawn from a Contract within 7 days after we receive your written or telephone request. In addition, we will normally process your transactions using the Fixed or Variable Fund Account Values as of the business day we receive your request.

However, we may not be able to determine the value of the assets of the Variable Fund Accounts if:
  . the New York Stock Exchange is closed for other than customary weekends and holidays;
  . trading on the New York Stock Exchange is restricted; or . an emergency exists and it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value.

In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We also may postpone payments or defer such other transactions where the SEC permits us to do so for the protection of Contract owners. In addition, we will defer requests for withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system, to the extent permitted by law at the time, until payment of the check has been honored.

We can defer the payment of a withdrawal from the Fixed Fund Account for up to six months from the business day we receive your written or telephone request.

TRANSACTIONS

                                      24A

MORE INFORMATION ABOUT...

 ...USAA Life
   ---------

USAA Life is a Texas insurance company organized in 1963. We are principally engaged in writing life insurance policies, annuity contracts and health
insurance policies.   We are  authorized to transact insurance business in all
states including the District of Columbia but excluding New York. On a consolidated basis prepared in accordance with Generally Accepted Accounting Principles ("GAAP"), we had total assets of $8,500,568,000 on December 31, 1998. We are a wholly owned subsidiary of USAA, the parent company of the USAA group of companies. USAA is a diversified financial services concern providing members and their families with a wide array of products and services to
maintain and enhance their financial lifestyle.   Our Home Office is 9800
Fredericksburg Road, San Antonio, Texas 78288.

As of the date of this Prospectus, both we and USAA held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Superior). Both we and USAA also held the second-highest and highest ratings (AA1 Excellent and Aaa Exceptional), respectively, from Moody's Investors Service. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on an evaluation of many factors, including:

  .  profitability
  .  asset quality
  .  adequacy of reserves
  .  capitalization
  .  management practices.

These ratings are not a rating of investment performance that our customers have experienced or are likely to experience in the future.

 ...The Separate Account
   --------------------


We own the assets of the Separate Account. The Separate Account is a segregated asset account under Texas law. That means we account for the Separate Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Contract liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. The Separate Account consists of 12 Variable Fund Accounts, each of which invests in a corresponding Fund.

 ...The Funds
   ---------


Substitution of Funds
If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment further investment in such shares would be undesirable in view of the purposes of the Contracts, we may eliminate that Fund and substitute shares of another eligible investment fund. In most cases, a substitution of shares of any Fund would require prior approval of the SEC. We also may add new Variable Fund Accounts that invest in additional mutual funds.

Dividends and Capital Gain Distributions
We have elected to automatically reinvest any dividends or capital gain distributions paid on a Fund's shares in additional shares of the Fund at the net asset value of the Fund's shares on the date payable. Dividends and distributions lower the net asset value of each share of the corresponding Fund, other than the Money Market Fund, but also increase the number of outstanding shares of the Fund. The value of your interest in the corresponding Variable Fund Account does not change as a result of any dividends or distributions.

                                                               OTHER INFORMATION

                                      25A

Voting Privileges
Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. None of the Funds hold regular shareholder meetings.

Special Considerations
The Funds managed by Scudder, Alger Management, and Bankers Trust offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA IMCO offer shares only to our separate accounts to fund benefits under the Contracts and the variable life insurance policies that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.

To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

 ...The Contract
   ------------


Our obligations arising under the Contracts are general corporate obligations. We have the responsibility for administration of the Contracts. Among other things, this responsibility includes application and premium processing, issuing the Contracts, and maintaining the required Contract owner's records.

Our affiliate, USAA IMCO, is the principal underwriter of the Contracts. USAA IMCO has agreed to offer the Contracts for sale and distribution through certain of its registered representatives who are also qualified life insurance agents employed by USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

Contract Agreement
The Contract and the application form the entire agreement between you and USAA Life. We will consider statements in the application to be representations and not warranties. Only an officer of the Company has authority to:

  . waive a provision of the Contract, or . agree with you to changes in the Contract, and then only in writing.

We reserve the right to change the Contract to comply with all federal and state laws that apply to variable annuity contracts. Among other things, we may conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract.

OTHER INFORMATION

                                      26A

Contract Owner
The rights and privileges of the Contract belong to the Contract owner during the Annuitant's lifetime. The Contract owner is the Annuitant unless the application designates a different Contract owner, and we have approved. If the Contract owner and the Annuitant are different persons and the owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the owner. If the Annuitant is the Contract owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.

Annuitant
The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. If an Annuitant who is not the Contract owner dies before the owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Contract owner designates another Annuitant by written request. An Annuitant who is not the Contract owner has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable as of the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option chosen and the Contract Value.

Beneficiary
The Beneficiary is the person or persons named in the application who may be entitled to receive any Contract benefits that we provide upon the Contract owner's or Annuitant's death. A contingent beneficiary may be named to receive the Contract benefits in the event the Beneficiary does not survive the Annuitant. If the Beneficiary dies while receiving annuity payments, we will pay any remaining payments due to the Beneficiary's estate.

Unless otherwise provided, we will pay benefits as follows:

  . If two or more Beneficiaries have been named, we will pay all benefits in equal shares to those living at the time of the Annuitant's death; and
  . If no Beneficiary survives the Annuitant, we will pay benefits to the Annuitant's estate.

 ...Charges and Deductions
   ----------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

Premium taxes
We will deduct any premium taxes or other similar assessments that states, municipalities or other governmental entities may impose. Premium taxes currently imposed range from 0% to 3.5%. We will deduct these charges from your Contract Value either when we receive the premium payment or when annuity payments start, as required by state law. The amount of any premium tax charge will depend on your state of residence. You may not deduct any premium tax charge on your federal income tax return.

Contract Maintenance Charge
We will deduct a $30 Contract Maintenance Charge from your Contract Value on each Contract anniversary. If you surrender your Contract, we will deduct the entire Contract Maintenance Charge for that year. We will deduct the charge proportionately from your investment in the Fixed and Variable Fund Accounts.

We will not deduct this charge:
  . once you have elected to receive annuity payments under the Contract, . from death benefits paid on the death of a Contract owner or Annuitant, . from a lump sum payment in lieu of annuitization, or . upon termination due to insufficient Contract Value.

We also will waive the charge for Contracts issued under the Texas Optional Retirement Program.

OTHER INFORMATION

                                      27A

Administrative Expense Charge
We assess each Variable Fund Account a daily charge at an annualized rate of 0.10% of the average daily net assets of each Variable Fund Account.

This charge, along with the Contract Maintenance Charge, reimburses us for the expenses we incur in the issuance and maintenance of the Contracts and each Variable Fund Account. These expenses include, but are not limited to:

  . preparation of the Contracts, confirmations, periodic reports and statements
  .  maintenance of the Contract owner's records
  .  maintenance of the Separate Account records
  . administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract owner servicing
  .  all accounting, valuation, regulatory and reporting requirements.


We do not intend to profit from this charge.   We will reduce it to the extent
it is in excess of what is necessary to reimburse us for administrative expenses. Should this charge prove to be insufficient, we will not increase this charge (or the Contract Maintenance Charge) and we will bear the loss.

Alger Management and Bankers Trust, or their affiliates, reimburse us for the cost of administrative services that we provide to the Funds they manage as investment choices under the Contracts. Compensation is paid out of fee earnings, based on a percentage of each of these Fund's average net assets attributable to a Contract.

Mortality and Expense Risk Charge
To compensate us for assuming mortality and expense risks, we assess each Variable Fund Account a daily charge at the annualized rate of 0.65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. This charge consists of approximately 0.40% for mortality risks and 0.25% for expense risks. We assume mortality risks:

  . by our contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant based on annuity rates guaranteed in the Contracts under Distribution Options that involve life contingencies; and
  . by our contractual obligation to pay a death benefit upon the death of an Annuitant or Contract owner prior to the Distribution Phase.

The expense risk we assume is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

We guarantee the Mortality and Expense Risk Charge. We cannot increase it. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, we will bear the loss. Conversely, if the amount deducted proves more than sufficient, the excess will be our profit. We expect to profit from this charge.

Income Taxes
We reserve the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Fund Accounts under this Contract.

Expenses of the Funds
Expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.

OTHER INFORMATION

                                      28A

Transfer Fee
We do not charge a fee for transfers among the Variable Fund Accounts, or for transfers from a Variable Fund Account to the Fixed Fund Account. Transfers from the Fixed Account to a Variable Fund Account may be subject to a withdrawal charge. (See "Fixed Fund Account Withdrawal Charge," below.)

Fixed Fund Account Withdrawal Charge
We will deduct a charge from some premium payments or other payments withdrawn or transferred from the Fixed Fund Account. In setting interest rates for the Fixed Fund Account, we take numerous factors into account, including the length of time that we expect Owners to leave funds in the Fixed Fund Account. Generally speaking, a high degree of Contract owner "persistence" in the Fixed Fund Account tends to enable us to declare higher rates of interest than we otherwise could. The Fixed Fund Account Withdrawal Charge is intended to promote such persistence and to compensate us for costs we may incur if persistence is less than we estimate.

The Fixed Fund Account Withdrawal Charge is a percentage of the net amount of any premium payment or transfer into the Fixed Fund Account (collectively, "PAYMENTS") that is subsequently withdrawn or transferred. The percentage will depend on how many years have passed since the Payment being withdrawn or transferred was credited to the Fixed Fund Account, according to the following schedule:

                    NUMBER OF YEARS                                    CHARGE
-----------------------------------------------------------------------------------------
                      less than 1                                         7%
-----------------------------------------------------------------------------------------
                           1                                              6%
-----------------------------------------------------------------------------------------
                           2                                              5%
-----------------------------------------------------------------------------------------
                           3                                              4%
-----------------------------------------------------------------------------------------
                           4                                              3%
-----------------------------------------------------------------------------------------
                           5                                              2%
-----------------------------------------------------------------------------------------
                           6                                              1%
-----------------------------------------------------------------------------------------
                       7 or more                                          0%
-----------------------------------------------------------------------------------------

The Fixed Fund Account Withdrawal Charge does not apply to the Variable Fund Accounts.

In determining the charge, we consider a year to be a period of 365 days unless a leap year is involved. In addition, we treat Payments that you withdraw or transfer on a first-in first-out ("FIFO") basis. This means the earliest Payments will be considered withdrawn first and before any earnings are deemed to be withdrawn. We calculate the Fixed Fund Account Withdrawal Charge separately for each Payment into the Fixed Fund Account. We will calculate the Fixed Fund Account Withdrawal Charge in accordance with applicable state law. Please refer to your Contract for more information.

The Fixed Fund Account Withdrawal Charge will not apply:
  .  to payments of death benefits prior to the Annuity Date.
  .  to payments of a lump sum in lieu of a Distribution Option.
  .  upon termination of a Contract due to insufficient Contract Value.
  .  upon commencement of a Distribution Option.
  . to any Payment received at least seven years prior to the requested date of withdrawal or transfer and that has not been previously withdrawn or transferred.
  . to the amount of any interest earned on the amount of your Payments into the Fixed Fund Account.
  . to withdrawals or transfers during any Contract Year of up to 15% of the value of the Payments that have been made to the Fixed Fund Account during the seven years preceding the requested date of a withdrawal or transfer ("15% FREE WITHDRAWAL AMOUNT"). Unused portions of this 15% Free Withdrawal Amount are not carried forward to future Contract Years.

                                                               OTHER INFORMATION

                                      29A

 ...Year 2000
   -------

Like other organizations around the world, USAA Life could be adversely affected by the so-called "Year 2000 problem." The problem exists because many computer programs use only the last two digits to refer to a year and may not properly recognize a year that begins with a "20" instead of a "19." As a result, such programs might not properly process and calculate information that relates to dates beginning January 1, 2000 and beyond.

USAA Life has spent much effort and expense to confront the Year 2000 problem and we expect to have our computer systems ready for the year 2000 by mid-1999. In addition, we are assessing the Year 2000 readiness of the Funds in which the Separate Account invests. Although we cannot say that you will experience no effect from this situation, we can tell you that we are making a large effort to avoid any ill effects upon our Contract owners.

TAX INFORMATION

We base this discussion of taxes on current federal income tax law and interpretations. Congress has in the past changed and may again in the future change the tax treatment of annuities. The Treasury Department may issue new or amended regulations or other interpretations of that law. The courts may also interpret the law. These changes could affect you retroactively. The following is for general information purposes only. You should consult a qualified tax advisor for tax advice about the Contracts.

THIS DISCUSSION DOES NOT ADDRESS STATE OR LOCAL TAX, ESTATE AND GIFT TAX, OR SOCIAL SECURITY TAX CONSEQUENCES OF THE CONTRACTS.

Nonqualified Plan Contracts
---------------------------

THE FOLLOWING DISCUSSION APPLIES TO CONTRACTS UNDER NONQUALIFIED PLANS.

Increases in Value
General Rule. Generally, Section 72 of the Internal Revenue Code of 1986 ("CODE") governs the federal income taxation of annuities. If you are a natural person, you will not be taxed currently on increases in your Contract's Fixed Fund Account Value or Variable Fund Account Value.

Owners Other Than Natural Persons. If you are not a natural person, such as a corporation, the Code taxes you currently on increases in a contract's Fixed Fund Account Value or Variable Fund Account Value. The Code also contains exceptions to this rule.

Diversification. The Code and underlying Treasury Regulations set forth requirements for investment diversification that each Variable Fund Account must meet. Generally, a Variable Fund Account will satisfy these requirements if its corresponding Fund satisfies them. A Fund's failure to meet the diversification requirements will subject the Contract owner that invests in a Variable Fund Account corresponding to that Fund to current taxation on any increases in the Contract's Fixed Fund Account Value and Variable Fund Account Value for the period of such diversification failure, and any subsequent period.

Contract Owner Control. The Treasury Department has stated that it may issue guidelines that limit a Contract owner's control of investments underlying a variable annuity. If a Contract failed to meet those guidelines, you would be taxed on the Contract's current income. The Treasury Department has said informally that those guidelines may limit the number of investment funds and the frequency of transfers among those funds. The issuance of such guidelines may require us to limit your right to control the investment. The guidelines may apply only prospectively, although they could apply retroactively if they do not reflect a new Treasury Department position.


OTHER INFORMATION

                                      30A

Withdrawals During the Accumulation Phase
During the Accumulation Phase, you will be taxed on partial and full withdrawals from a Nonqualified Plan Contract to the extent of any income in the Contract. Income in the Contract equals income earned on previous premium payments. The amount of any partial or full withdrawal exceeding income in the Contract is not taxable. We combine all Contracts we have issued to you in the same calendar year in determining the amount of any withdrawal that is includible in your income for tax purposes.

Assignments
An assignment of a Nonqualified Plan Contract will receive the same tax treatment as a partial withdrawal, discussed immediately above.

Distributions During the Distribution Phase
During the Distribution Phase, each annuity payment from a Nonqualified Plan Contract is taxable in part and nontaxable in part. You calculate the nontaxable part first.

For fixed annuity payments, the nontaxable part of each payment is the product of (1) the amount of the payment times (2) the ratio of (a) the investment in the Contract to (b) the total value of expected payments. Investment in the Contract is the total of all your premium payments less any previous distributions that were not included in your income.

For variable annuity payments, the nontaxable part of each payment is (1) the investment in the contract divided by (2) the total number of expected payments.

The taxable part of each payment is the balance left after you subtract the nontaxable part. The taxable part is taxed at ordinary income tax rates.

Penalty on Distributions
Distributions prior to age 59 1/2 during either the Accumulation or Distribution Phase are subject to a penalty tax equal to 10% of the amount includible in income. The penalty tax will not apply to certain distributions, including those:

  .  made on or after the recipient reaches age 59 1/2.
  . made after the death of the Contract owner, or, where the owner is not a natural person, the death of the Annuitant.
  .  made on account of the recipient's disability.
  . that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the recipient's Beneficiary (under current Internal Revenue Service interpretation, distributions under a systematic withdrawal program will not qualify for this exception).
  .  made under an immediate annuity, which the Code defines in Section
     72(u)(4).

There is a similar penalty, also subject to exceptions, on certain distributions from Contracts from Qualified Plans.

Death Benefits
Special rules apply to the distribution of death benefits under the Contract either during the Accumulation Phase or during the Distribution Phase. (See "Death Benefits.")

Tax-free Exchanges
The Code allows a tax-free exchange of one annuity Contract for another annuity if the annuitant and the owner are the same under each Contract. This rule also applies to variable annuity Contracts.

Transfers
The Code does not currently tax transfers between investment options.

                                                               OTHER INFORMATION

                                      31A

Qualified Plan Contracts
------------------------

THE FOLLOWING DISCUSSION APPLIES TO CONTRACTS UNDER QUALIFIED PLANS.

You may use the Contracts with several types of Qualified Plans. The tax rules applicable to Owners, Annuitants, and other benefit recipients vary according to the type of Qualified Plan and the terms and conditions of the Qualified Plan. These terms and conditions may limit the rights otherwise available to you under the Contracts.

Accumulation Phase
In general, purchase payments made under a Qualified Plan on your behalf are excludable from your gross income during the Accumulation Phase. The portion, if any, of any purchase payment excluded from your gross income during the Accumulation Phase constitutes your "investment in the contract."

Distribution Phase
When payments during the Distribution Phase begin, you will begin to receive back your "investment in the contract," if any, as a tax-free return of capital. The Code's rules for which portion of each payment is taxable and which is nontaxable may vary depending on the type of Qualified Plan.

Types of Qualified Plans
The Contracts are available with the following types of Qualified Plans:
  .  Individual Retirement Annuity ("IRA")
  .  Roth IRA
  .  Simplified Employee PensionIndividual Retirement Annuity ("SEP-IRA")
  .  Salary Reduction Simplified Employee Pension-Individual Retirement
     Annuity ("SARSEP-IRA"). Beginning in 1997, employers may no longer establish a new SARSEP-IRA, but may maintain an existing SARSEP-IRA
  .  Simple Retirement Accounts
  . Tax-Sheltered Annuity ("TSA"). Distributions of amounts contributed to a TSA Contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988, including voluntary contributions after that date and earnings on prior and current voluntary contributions. These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings)
  .  the Texas Optional Retirement Program ("ORP")

  . State and Local Government and Tax-Exempt Organization Deferred Compensation Plans ("457 Plans"). Under 457 Plans, employees may defer a portion of their compensation without paying taxes until distributed. Distributions are restricted until: (1) age 70 1/2, (2) termination of employment, or (3) an unforeseen emergency. The deferred compensation and related earnings are the property of the employer, subject only to the claims of the employer's general creditors (including the employees) until distributed.

Federal Income Tax Withholding
------------------------------

Amounts distributed from a Contract are subject to federal income tax withholding, to the extent includible in a recipient's taxable income. A recipient may choose not to have taxes withheld or to have taxes withheld at a different rate by filing a withholding exemption form with us.

OTHER INFORMATION

                                      32A

FINANCIAL INFORMATION

The financial statements for the Separate Account appear in its Annual Report. USAA Life's financial statements appear in the Statement of Additional Information. To obtain a copy of the Annual Report or Statement of Additional Information, call us at the phone number on the cover page of this prospectus. These financial statements have been included in reliance thereon of KPMG LLP, and the firm's authority as experts in accounting and auditing. You should consider our financial statements only as bearing on our ability to meet our
obligations under the Contracts.   Our financial statements do not bear on the
investment performance of the Separate Account.

Accumulation Unit Data
----------------------

The table below shows the Accumulation Unit Values of the Variable Fund Accounts
at various periods.   Please note that a Variable Fund Account's Accumulation
Unit Values are not the same as the share price of the corresponding Fund in which that Account invests. This difference between the two is due to the deduction of the Separate Account annual expenses from the Accumulation Unit Values. Please read the Separate Account's financial statements for more complete information.

  Fund
 Account                                                                                                                Starting
  Name             December 31, 1998         December 31, 1997           December 31, 1996        December 31, 1995       Date*
-----------------------------------------------------------------------------------------------------------------------------------
                 Accum.        No. of     Accum. Unit      No. of      Accum.        No. of     Accum.        No. of    Accum. Unit
               Unit Value      Accum.        Value         Accum.    Unit Value      Accum.   Unit Value      Accum.       Value
                            Units (000)                 Units (000)               Units (000)              Units (000)
-----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      $ 1.178565     18,760      $ 1.127755      13,416    $ 1.082816     10,383     $ 1.040729      5,478      $ 1.00
MONEY
MARKET
-----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      $14.089499      1,280      $13.002940         545    $11.785992        430     $11.848795         89       $10.00
INCOME
-----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      $20.468785      3,697      $19.287258       3,242    $15.432048      1,515     $12.579981        205       $10.00
GROWTH
AND INCOME
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      $17.860722      1,066      $16.144375       1,168    $14.314911        692     $11.947438        161       $10.00
WORLD
GROWTH
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      $17.974654      1,841      $16.518656       1,401    $13.844197        696     $12.243941         86       $10.00
DIVERSIFIED
ASSETS
---------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      $13.993064        317      $11.735078         197             -          -              -          -       $10.00
AGGRESSIVE
GROWTH
---------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      $10.417977        153      $10.113861         153             -          -              -          -       $10.00
INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VLIF   $24.448446      1,543      $19.989715       1,125    $14.894774        689     $12.543192         93       $10.00
CAPITAL GROWTH
PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN $26.806157      2,053      $18.239579       1,722    $14.672583      1,639     $13.095503        630       $10.00
GROWTH
PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
BT EQUITY      $11.003536      1,136               -           -             -          -              -          -       $10.00
500 INDEX
---------------------------------------------------------------------------------------------------------------------------------
BT SMALL CAP   $ 8.825971        257               -           -             -          -              -          -       $10.00
INDEX
---------------------------------------------------------------------------------------------------------------------------------
BT EAFE(R)     $10.386978         55               -           -             -          -              -          -       $10.00
EQUITY
INDEX
---------------------------------------------------------------------------------------------------------------------------------

* Accumulation Unit Value at starting date. The starting date for the Variable Fund Accounts listed, other than the USAA Life Aggressive Growth Fund, the USAA Life International Fund, the BT Equity 500 Index Fund Account, the BT Small Cap Index Fund Account, and the BT EAFE(R) Equity Index Fund Account, was February 6, 1995. The starting date for the Aggressive Growth and International Fund Accounts was May 1, 1997. The starting date for the BT Equity 500 Index, BT Small Cap Index and the BT EAFE(R) Equity Index Fund Accounts was May 1, 1998.

OTHER INFORMATION

                                      33A

PERFORMANCE INFORMATION


Yield and Total Return
----------------------

We may advertise the yields and total returns of its Variable Fund Accounts. These figures will be based on historical results and are not intended to indicate future performance. The "yield" of a Variable Fund Account refers to the income generated by an investment in the Variable Fund Account over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. This income is then "annualized" and shown as a percentage of the investment. We also may advertise the "effective yield" of the Money Market Variable Fund Account, which is calculated similarly but, when annualized, the income earned by an investment in the Money Market Variable Fund Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The "total return" of a Variable Fund Account is the total change in value of an investment in the Variable Fund Account over a period of time specified in the advertisement. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. "Cumulative total return" is the total return over the entire specified period, expressed as a percentage.

Neither yield nor total return figures reflect deductions for premium taxes, since most states do not impose such taxes.

Performance Comparisons
-----------------------

We may compare a Variable Fund Account's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal.

Performance information for any Variable Fund Account reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance. For more information, see the Statement of Additional Information.

OTHER INFORMATION

                                      34A

Variable Fund Account Performance
---------------------------------

The investment performance information for each Variable Fund Account will generally reflect the investment performance of the corresponding Fund. Table I below shows the average annual total return of each Variable Fund Account for the periods indicated. The average annual total return figures are computed by using a formula required by the SEC. Table II shows the cumulative total returns of each Variable Fund Account for the periods indicated.

TABLE I  AVERAGE ANNUAL TOTAL RETURN (through December 31, 1998)
-------

                                                                                                  Year Ended
Name of Variable Fund Account                              Since Inception*                   December 31, 1998*
-----------------------------------------------------------------------------------------------------------------------
USAA Life  Money Market                                         4.20%                               4.32%
-----------------------------------------------------------------------------------------------------------------------
USAA Life  Income                                               9.10                                8.19
-----------------------------------------------------------------------------------------------------------------------
USAA Life  Growth and Income                                   20.08                                6.02
-----------------------------------------------------------------------------------------------------------------------
USAA Life  World Growth                                        15.95                               10.50
-----------------------------------------------------------------------------------------------------------------------
USAA Life  Diversified Assets                                  16.14                                8.69
-----------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                                    22.26                               19.16
-----------------------------------------------------------------------------------------------------------------------
USAA Life International                                         2.43                                2.91
-----------------------------------------------------------------------------------------------------------------------
Scudder VLIF Capital Growth Portfolio                          25.68                               22.20
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                28.68                               46.83
-----------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                                             9.94                                9.94
-----------------------------------------------------------------------------------------------------------------------
BT Small Cap Index                                            -11.83                              -11.83
-----------------------------------------------------------------------------------------------------------------------
BT EAFE(R) Equity Index                                         3.78                                3.78
-----------------------------------------------------------------------------------------------------------------------

TABLE II  CUMULATIVE TOTAL RETURN (through December 31, 1998)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  Year Ended
Name of Variable Fund Account                              Since Inception*                   DECEMBER 31, 1998*
-----------------------------------------------------------------------------------------------------------------------
USAA Life  Money Market                                        17.43%                               4.32%
-----------------------------------------------------------------------------------------------------------------------
USAA Life  Income                                              40.44                                8.19
-----------------------------------------------------------------------------------------------------------------------
USAA Life  Growth and Income                                  104.20                                6.02
-----------------------------------------------------------------------------------------------------------------------
USAA Life  World Growth                                        78.14                               10.50
-----------------------------------------------------------------------------------------------------------------------
USAA Life  Diversified Assets                                  79.25                                8.69
-----------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                                    39.84                               19.16
-----------------------------------------------------------------------------------------------------------------------
USAA International                                              4.09                                2.91
-----------------------------------------------------------------------------------------------------------------------
Scudder VLIF Capital Growth Portfolio                         143.93                               22.20
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                               167.45                               46.83
-----------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                                             9.94                                9.94
-----------------------------------------------------------------------------------------------------------------------
BT Small Cap Index                                            -11.83                              -11.83
-----------------------------------------------------------------------------------------------------------------------
BT EAFE(R) Equity Index                                         3.78                                3.78
-----------------------------------------------------------------------------------------------------------------------

* Each of the Variable Fund Accounts, shown above (with the exception of the USAA Life Aggressive Growth and International Fund Accounts and the Funds managed by Bankers Trust) started operations on February 6, 1995. The Aggressive Growth and International Fund Accounts started operations on May 1, 1997. The Funds managed by Bankers Trust started operations on May 1, 1998. Average Annual Total Return figures for the BT Fund Accounts are not annualized.


                                                               OTHER INFORMATION

                                      35A

Effect of Tax-Deferred Accumulations
------------------------------------

Unlike taxable investments, variable annuities, such as the Contract, enable you to defer paying federal income taxes on any earnings on your premium payments until you withdraw them. In addition, if you are using variable annuities, such as the Contract, with a Qualified Plan, you can defer paying federal income taxes on your premium payments until you withdraw them. The chart below shows how investing on a tax-deferred basis can increase the accumulation power of savings over time. The more taxes saved and reinvested, the more money you are able to accumulate over the years. The "Variable Annuity Surrender Value" shown represents the lump-sum net withdrawal after payment of federal income tax.

Assuming a 28% federal tax bracket and an annual fixed yield (before the deduction of any fees or charges) of 10% under a Qualified Plan in which tax savings are reinvested has an equivalent annual fixed yield of 13.9% under a conventional savings program. This example helps demonstrate the advantage of tax-deferred savings. The 10% yield on the Qualified Plan would be reduced by the assumed impact of income tax upon withdrawal. The amount of this reduction in yield will vary depending upon when withdrawals are made. The first chart below shows the actual after-tax amounts that would be received upon full withdrawal at the end of the periods shown.

As discussed above, contributions to Qualified Plans are not subject to federal income tax unless and until withdrawn. Accumulations under Qualified Plans are generally not required to be withdrawn until age 70 1/2. There may be restrictions on withdrawals of certain types of contributions until age 59 1/2, separation from service, death, disability or hardship. Withdrawals before age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax, but withdrawals may be eligible for total or partial rollover to an IRA or another retirement program.



OTHER INFORMATION

                                      36A

The first chart below compares the potential difference in savings between a (1) taxable investment and (2) a Contract purchased with pre-tax dollars under a Qualified Plan. These examples assume that no money was allocated to the Fixed Fund Account, and, therefore, do not reflect any Fixed Fund Account withdrawal charges that might apply.



QUALIFIED VARIABLE ANNUITY

[A CHARE IN THE FORM OF A LINE GRAPH APPEARS HERE. THE DATA POINTS FROM THE GRAPH ARE AS FOLLOWS:]

                  BEFORE TAX VARIABLE    VARIABLE ANNUITY
                  ANNUITY PLAN           SURRENDER VALUE      TAXABLE INVESTMENT
                  ------------           ---------------      ------------------
10 years            $ 33,134                 $ 23,856               $ 21,531
20 years            $113,392                 $ 81,642               $ 64,683
30 years            $307,795                 $221,612               $151,171


This hypothetical chart compares the results of investing an initial pre-tax premium of $2,000 and additional pre-tax contributions of $2,000 each year thereafter during the Accumulation Phase. It also assumes 28% tax rate and a 10% rate of return and reflects the deduction of all fees and charges under Qualified Plan Contracts. However, because premium payments to a taxable investment are first taxed at a rate of 28%, each $2,000 premium payment is reduced to $1,440. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. If different tax rates apply to each investment, comparative values will differ.


                                                               OTHER INFORMATION

                                      37A

The second chart below compares the potential difference in savings between (1) a taxable investment and (2) a Nonqualified Contract purchased with after-tax dollars. Variable Annuity values shown in both tables reflect the deduction of all Contract charges (mortality and expense risk, administrative expense and annual maintenance). The taxable investment values do not reflect the deduction of any charges, which, if applied, would lower the values shown. These examples assume that no money was allocated to the Fixed Fund Account, and, therefore, do not reflect any Fixed Fund Account withdrawal charges that might apply.



NONQUALIFIED VARIABLE ANNUITY

[A CHARE IN THE FORM OF A LINE GRAPH APPEARS HERE. THE DATA POINTS FROM THE GRAPH ARE AS FOLLOWS:]

                    VARIABLE            VARIABLE ANNUITY
                  ANNUITY PLAN           SURRENDER VALUE      TAXABLE INVESTMENT
                  ------------           ---------------      ------------------
10 years            $ 88,131                 $ 78,182               $ 78,741
20 years            $290,461                 $237,300               $227,337
30 years            $780,550                 $603,604               $525,158


This hypothetical chart compares the results of investing an initial after-tax premium of $5,000 and additional after-tax contributions of $400 made at the start of each month during the Accumulation Phase. It also assumes a 28% tax rate and a 10% rate of return and reflects the deduction of all fees and charges under Nonqualified Plan Contracts. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. If different tax rates apply to each investment comparative values will differ.



                                                               OTHER INFORMATION

                                      38A

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

 Statement of Additional Information:
 General Information
 Distributor
 Safekeeping of the Assets of the Separate Account
 Regulation and Reserves Services
 Tax-Sheltered Annuity Loans
 Independent Auditors
 Legal Matters
 Calculation of Accumulation Unit Values
 Calculation of Performance Information
     Money Market Fund Account
     Other Variable Fund Accounts
 Annuity Payments
     Gender of Annuitant
     Misstatement of Age or Sex and Other Errors
     Annuity Unit Value
 Financial Statements



For a copy call 1-800-531-2923 or write us at:

USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288

                                                               OTHER INFORMATION

                                      39A

                      This page left blank intentionally.

                          [LOGO OF USAA APPEARS HERE]

                          USAA Life Insurance Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288







                (c) Copyright, 1999, USAA. All rights reserved.

[LOGO OF USAA
APPEARS HERE]         STATEMENT OF ADDITIONAL INFORMATION



                                VARIABLE ANNUITY

                     FLEXIBLE PREMIUM DEFERRED COMBINATION
                      FIXED AND VARIABLE ANNUITY CONTRACT

                                  MAY 1, 1999


  OFFERED BY:
  USAA LIFE INSURANCE COMPANY
  9800 FREDERICKSBURG ROAD
  SAN ANTONIO, TEXAS 78288



This Statement of Additional Information ("Statement") is not a prospectus, but should be read in conjunction with the prospectus, dated May 1, 1999 for the Separate Account of USAA Life Insurance Company ("USAA Life"). Capitalized terms used in this Statement that are not otherwise defined herein have the same meanings given to them in the prospectus. You may obtain a copy of the prospectus by writing USAA Life at the address above, or by calling 1-800-531-2923.


                                TABLE OF CONTENTS

                                                       PAGE
GENERAL INFORMATION.................................      2
DISTRIBUTOR.........................................      2
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT...      2
REGULATION AND RESERVES.............................      2
SERVICES............................................      3
TAX SHELTERED ANNUITY LOANS.........................      3
INDEPENDENT AUDITORS................................      4
LEGAL MATTERS.......................................      4
CALCULATION OF ACCUMULATION UNIT VALUES.............      4
CALCULATION OF PERFORMANCE INFORMATION..............      5
   USAA Life  Money Market Fund Account.............      5
   Other Variable  Fund Accounts....................      5
ANNUITY PAYMENTS....................................      8
   Gender of Annuitant..............................      8
   Misstatement of Age or Sex and Other Errors......      8
   Annuity Unit Value...............................      8
FINANCIAL STATEMENTS................................     10

                              GENERAL INFORMATION

  USAA Life is a stock insurance company incorporated in Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts and health insurance policies. USAA Life is authorized to transact insurance business in the District of Columbia and all states, except New York. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association ("USAA"), the parent company of the USAA group of companies (a large diversified financial services organization).


                                  DISTRIBUTOR

  The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the "NASD") as registered representatives or principals with USAA Investment Management Company ("USAA IMCO"). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and the NASD.


               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

  All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of USAA Life's General Account. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Fund Accounts.


                            REGULATION AND RESERVES

  USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

  Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters, that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

  Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.

                                    SERVICES

  USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA SAS"), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.


                          TAX SHELTERED ANNUITY LOANS

  Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities ("TSAs"). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a "Loan Collateral Account." The "Loan Collateral Account" is part of the Company's general assets and liabilities.

  Loans are not available on TSA Contracts where the TSA plan is subject to the Title I of the Employee Retirement Income Security Act (ERISA). Also, loans are not permitted when the Systematic Withdrawal Program has been elected or when the Contract has been annuitized. If you have taken a loan in the past which is still outstanding, limits for any subsequent loans will be reduced by the amount of the outstanding loan plus accrued interest. Any renegotiation of an existing loan becomes a new loan for tax purposes.

  The amount of the loan you may obtain should they become available depends upon your Contract Value as shown below. The maximum loan amount may not exceed an aggregate of $50,000 on all TSA accounts. The minimum loan amount is $2,500.

       CONTRACT VALUE                 MAXIMUM LOAN AMOUNT
       --------------                 -------------------
         $0 - $99,999                    50% of Account Balance*
         $100,000 or more                $50,000*

*  Internal Revenue Code requirements may be subject to change.

  Only one TSA loan may be requested in any twelve month period. A TSA loan must be repaid within a maximum of five years. Because the amount of the loan may be removed from both the Fixed Fund Account and/or Variable Fund Account(s), a loan will have a permanent effect on the Contract Value. The longer the loan is outstanding the greater the effect is likely to be.

  The loan must be repaid on a monthly schedule amortized over the term of the loan. The loan may be prepaid in full or in part at any time. Loan payments will be due as agreed upon at the time of the loan approval. An amount equal to the amount of loan repayment will be transferred from the Loan Collateral Account to the Fixed Fund Account and the Variable Fund Account(s) in the same proportion as purchase payments are currently allocated, unless the Contract owner ("Owner") requests otherwise.

  The entire loan balance must be repaid before a withdrawal from the Contract or before annuitization begins. If the loan is repaid in full before the end of the loan term, loan interest due will be prorated and an appropriate credit will be provided. Upon the death of the Owner, the death benefit will be reduced by the outstanding loan balance and loan interest.

  A TSA loan is not a taxable distribution if the loan does not exceed the maximum limitations and repayment does not become overdue. If a default in loan repayment occurs, USAA Life Insurance Company may declare the entire outstanding loan balance, plus interest plus any Fixed Fund Account Withdrawal Charge stated in the Contract also immediately due and payable. Please note that a default as to any installment payment under your loan amortization schedule may have adverse tax consequences possibly subjecting you to tax on the defaulted payment or possibly the entire value of the amount of the loan, plus payment of the 10% distribution penalty if prior to age 59 1/2. Such a distribution will include any applicable federal income tax withholding and state taxes, if any. We recommend that you consult with a professional advisor regarding your particular tax situation.

  Before a loan can be made under a TSA Contract, a properly completed Written Request and Loan Agreement must be signed. A Loan Agreement can be obtained by calling our toll free number 1-800-531-4265 and requesting a copy from a representative at our Service Office.


                              INDEPENDENT AUDITORS

  The audited financial statements of the Separate Account included in its Annual Report and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 1998 and 1997 and for each of the years in the three-year period ended December 31, 1998 have been included in the Annual Report and the registration statement in reliance upon the accompanying reports thereon of KPMG LLP, independent certified public accountants, through their offices located at 112 East Pecan, Suite 2400, San Antonio, Texas 78205, and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL MATTERS

  The legal validity of the Contracts has been passed upon by Richard T. Halinski, Jr., Esq., of the legal department of USAA Life. Freedman, Levy, Kroll & Simonds, Washington D.C., has advised USAA Life on certain federal securities law matters.


                    CALCULATION OF ACCUMULATION UNIT VALUES


  Each Variable Annuity Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Annuity Fund Account was set at $10, except for the Money Market Fund Variable Annuity Fund Account, which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Annuity Fund Account as of the end of any Valuation Period is calculated as one
(1) multiplied by two (2) where:

(1) is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period; and
(2)  is the net investment factor for the Valuation Period then ended.


NET INVESTMENT FACTOR
---------------------

  The net investment factor ("NIF") is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Fund Account from one Valuation Period to the next Valuation Period. The Valuation Period is the period of time from the end of one Valuation Date to the end of the next Valuation date. The Valuation Date is any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

  The NIF for each Variable Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

1.  Is the net result of:

     (a) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

     (b) plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the corresponding Variable Fund Account during the current Valuation Period;

     (c) plus or minus a per share credit or charge for that current Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Fund Account or any other taxes that are applicable to this Contract;

(2) Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and

(3) Is a factor representing the mortality and expense risk and administrative expense charge. The annual charge is 0.75% (0.65% for the mortality and expense risk charge and 0.10% for the administrative expense charge).


                     CALCULATION OF PERFORMANCE INFORMATION

  From time to time, the Separate Account may include in advertisements, sales literature, and reports to contract owners or prospective investors information relating to the performance of its Variable Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $39,030 and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Fund Account.


USAA LIFE  MONEY MARKET FUND ACCOUNT
------------------------------------

  YIELD and EFFECTIVE YIELD quotations for the USAA Life Money Market Fund Account are computed in accordance with standard methods prescribed by the SEC. Under these methods, the USAA Life Money Market Fund Account's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the USAA Life Money Market Fund Account for a specified seven-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the seven-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Fund Account.

  The effective yield of the USAA Life Money Market Fund Account reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:

                                                        365/7
             Effective Yield = [(Base Period Return + 1)     ] - 1

  For the seven day period ended December 31, 1998, the current yield of the USAA Life Money Market Fund Account was 4.16%.


OTHER VARIABLE  FUND ACCOUNTS
-----------------------------

  Each Variable Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Fund Account, other than yield quotations of the USAA Life Money Market Fund Account, will be accompanied by information on that Variable Fund Account's standardized average annual total return for the most recent 1, 5, or 10 year periods or, if less, the period from the Variable Fund Account's inception of operation.


  AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value:

                                         n
                                P (1 + T)  = ERV

Where:
   P =  A hypothetical initial premium payment of $1,000.
   T =  Average annual total return.
   n =  Number of years.
 ERV = Ending redeemable value of a hypothetical $1,000 Contract Value at the end of the period.

  Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

  CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                C = (ERV/P) - 1

Where:
   P = A hypothetical initial payment of $1,000.
   C = Cumulative total return.
 ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.

  The standardized average annual total returns and the cumulative total returns for each Variable Fund Account for periods ended December 31, 1998 were as follows:


                                            Standardized Average Annual Total Return       Cumulative Total Return
                                           ------------------------------------------   ------------------------------
Variable  Fund Account                        Since Inception*           One Year       Since Inception*     One Year
----------------------------------------   -----------------------   ----------------   -----------------   ----------
USAA Life Money Market                                       4.20%              4.32%              17.43%        4.32%
USAA Life Income                                             9.10%              8.19%              40.44%        8.19%
USAA Life Growth and Income                                 20.08%              6.02%             104.20%        6.02%
USAA Life World Growth                                      15.95%             10.50%              78.14%       10.50%
USAA Life Diversified Assets                                16.14%              8.69%              79.25%        8.69%
USAA Life Aggressive Growth                                 22.26%             19.16%              39.84%       19.16%
USAA Life International                                      2.43%              2.91%               4.09%        2.91%
Scudder VLIF Capital Growth Portfolio                       25.68%             22.20%             143.93%       22.20%
Alger American Growth Portfolio                             28.68%             46.83%             167.45%       46.83%
BT Equity 500 Index Fund                                     9.94%**            9.94%**             9.94%        9.94%**
BT Small Cap Index Fund                                    -11.83%**          -11.83%**           -11.83%      -11.83%**
BT EAFE(R) Equity Index Fund                                 3.78%**            3.78%**             3.78%        3.78%**

* Each of the Variable Fund Accounts indicated above (with the exception of the USAA Life Aggressive Growth Fund, the USAA Life International Fund, the BT Equity 500 Index Fund, BT Small Cap Index Fund and the BT EAFE(R) Equity Index
Fund) commenced operations on February 6, 1995. The Aggressive Growth and International Fund Accounts commenced operation on May 1, 1997. The BT Fund Accounts commenced operation on May 1, 1998.

** Average Annual Total Return Figures for the BT Fund Accounts are not annualized.

  The three year average annual total return* and cumulative total return* for certain Variable Fund Accounts for the period ended December 31, 1998 were as follows:


         Variable Fund Account               Three Year       Three Year
----------------------------------------   ---------------   -------------
                                           Average Annual     Cumulative
                                           ---------------   -------------
                                            Total Return     Total Return
                                           ---------------   -------------

USAA Life Money Market                               4.11%          12.83%
USAA Life Income                                     5.83%          18.53%
USAA Life Growth and Income                         17.52%          62.32%
USAA Life World Growth                              14.24%          49.10%
USAA Life Diversified Assets                        13.55%          46.40%
USAA Life Aggressive Growth                           N/A             N/A
USAA Life International                               N/A             N/A
Scudder VLIF Capital Growth Portfolio               24.82%          94.47%
Alger American Growth Portfolio                     26.87%         104.23%
BT Equity 500 Index Fund                              N/A             N/A
BT Small Cap Index Fund                               N/A             N/A
BT EAFE(R) Equity Index Fund                          N/A             N/A

* The three year average annual total return and three year cumulative total return are calculated using the applicable formulas described above.

  30-DAY YIELD. Each Variable Fund Account, other than the USAA Life Money Market Fund Account, may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semi-annual reinvestment of income:

                                           6
                        YIELD =2  [(a-b +1)  -1]
                                    ---
                                  [(cd    )    ]

Where:
 a = Net investment income earned during the period by the Fund whose shares are owned by the Variable Fund Account.
 b = Expenses accrued for the period.
 c = The average daily number of Accumulation Units outstanding during the period.
 d = The maximum offering price per Accumulation Unit on the last day of the period.


                                ANNUITY PAYMENTS

GENDER OF ANNUITANT
-------------------

  When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

  However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.


MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
-------------------------------------------

  If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.


ANNUITY UNIT VALUE
------------------

  Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

Illustration of Calculation of Annuity Unit Value
-------------------------------------------------

Annuity at age 65:  Life with 120 payments certain:


1.    Annuity Unit Value, beginning of period....................   $  .980000

2.    Assume Net Investment Factor for period equal to...........     1.001046

3.    Daily adjustment for 3.0% Assumed Investment Rate..........      .999919

4.    (2) x (3)..................................................     1.000965

5.    Annuity Unit Value, end of period..........................   $  .980946
      (1) x (4)

Illustration of Annuity Payments
------------------------------------------------------------------------------

Annuity at age 65:  Life with 120 payments certain:


1.    Number of Accumulation Units at Annuity Date.......................     10,000.00

2.    Assume Accumulation Unit Value (as of the end of the
      Valuation Period immediately prior to the
      tenth day before the first monthly payment) equal to...............      1.800000

3.    Contract Value (1) x (2)...........................................    $18,000.00

4.    First monthly annuity payment per $1,000 of Contract Value.........    $     5.48

5.    First monthly annuity payment (3) x (4) /$ 1,000...................    $    98.64

6.    Annuity Unit Value (as of the end of the Valuation
      Period immediately prior to the tenth day
      before the first month payment)....................................    $  .980000

7.    Number of Annuity Units (5) / (6)..................................       100.653

8.    Assume Annuity Unit Value for second month equal to................    $  .997000

9.    Second monthly annuity payment (7) x (8)...........................    $   100.35

10.   Assume annuity unit value for third month equal to.................    $  .953000

11.   Third monthly annuity payment (7) x (10)...........................    $    95.92

                              FINANCIAL STATEMENTS

  The consolidated financial statements of the Company as of December 31, 1998 and 1997, and for each of the years in the three-year period ended December 31, 1998, and the accompanying Independent Auditors' Report are set out below. The consolidated financial statements for the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. They do not bear on the investment performance of the Separate Account. The most recent audited financial statements of the Separate Account and the accompanying Independent Auditors' Report are incorporated into this Statement by reference to the Separate Account's Annual Report, dated December 31, 1998, which accompanies this Statement.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors
USAA LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, comprehensive income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting
the amounts and disclosures in the financial statements.    An audit also
includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 1998, and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998 in conformity with generally accepted accounting principles.

                                                       /s/ KPMG LLP
                                                      -------------------------
San Antonio, Texas                                    KPMG LLP
March 11, 1999

                                   USAA LIFE INSURANCE COMPANY

                                   Consolidated Balance Sheets
                                    December 31, 1998 and 1997
                            (Dollars in Thousands, Except Share Data)

Assets                                                                  1998                      1997
                                                                    ------------             ------------
Investments:
    Debt securities, at amortized cost                                $  884,926                1,245,257
    Debt securities, at fair value                                     5,455,606                4,869,912
    Equity securities, at fair value                                     251,815                  352,863
    Mortgage loans                                                         3,903                    4,462
    Policy loans                                                         131,520                  130,246
                                                                      ----------                ---------
        Total investments                                              6,727,770                6,602,740

Cash and cash equivalents                                                 62,203                   39,642
Premium balances receivable                                                2,969                    2,899
Accounts receivable  affiliates                                              664                       50
Furniture and equipment                                                    3,955                    1,403
Collateral for securities loaned at fair value                           737,202                        -
Accrued investment income                                                 82,042                   78,929
Deferred policy acquisition costs                                        226,986                  207,090
Deferred tax                                                              53,745                   22,230
Reinsurance recoverable                                                  308,262                  204,626
Other assets                                                              12,281                   34,492
Separate account assets                                                  282,489                  184,797
                                                                      ----------                ---------
        Total assets                                                  $8,500,568                7,378,898
                                                                      ==========                =========
Liabilities
Insurance reserves                                                    $1,168,284                1,009,817
Funds on deposit                                                       5,498,136                5,284,925
Accounts payable and accrued expenses                                     64,940                   87,315
Accounts payable  affiliates                                              10,593                   12,072
Payable upon return of securities loaned                                 737,202                        -
Other liabilities                                                         48,872                   55,099
Separate account liabilities                                             282,489                  184,797
                                                                      ----------                ---------
        Total liabilities                                              7,810,516                6,634,025
                                                                      ----------                ---------
Stockholders' Equity
Preferred capital stock, $100 par value; 1,200,000 shares
    Authorized; 600,000 shares issued and outstanding                     60,000                   60,000
Common capital stock, $100 par value; 30,000 shares
    authorized; 25,000 shares issued and outstanding                       2,500                    2,500
Additional paid-in capital                                                51,408                   51,408
Accumulated other comprehensive income                                    18,108                   33,403
Retained earnings                                                        558,036                  597,562
                                                                      ----------                ---------
        Total stockholders' equity                                       690,052                  744,873
                                                                      ----------                ---------
        Total liabilities and stockholders' equity                    $8,500,568                7,378,898
                                                                      ==========                =========

See accompanying notes to consolidated financial statements.

                                       USAA LIFE INSURANCE COMPANY

                                    Consolidated Statements of Income

                              Years Ended December 31, 1998, 1997, and 1996
                                         (Dollars in Thousands)

                                                         1998                  1997                 1996
                                                     -------------         -------------         -----------
Revenues
Premiums                                                 $364,012               355,825             337,442
Investment income, net                                    476,131               452,104             428,161
Fees, sales and loan income                                10,946                 9,403               8,752
Net realized investment gains                              23,172                43,524              13,773
Other revenues                                             40,700                31,315              13,335
                                                         --------               -------             -------
      Total revenues                                      914,961               892,171             801,463
                                                         --------               -------             -------
Benefits and expenses
Losses, benefits and settlement expenses                  553,400               542,880             498,341
Deferred policy acquisition costs                          13,170                11,898               6,071
Dividends to policyholders                                 59,704                53,082              53,691
Other operating expenses                                  139,193               117,354             122,474
                                                         --------               -------             -------
      Total benefits and expenses                         765,467               725,214             680,577
                                                         --------               -------             -------
      Income before Federal income taxes                  149,494               166,957             120,886
                                                         --------               -------             -------
Federal income tax expense (benefit):
    Current                                                71,293                57,799              37,090
    Deferred                                              (18,930)               (1,674)             (1,494)
                                                         --------               -------             -------
      Total Federal income tax expense                     52,363                56,125              35,596
                                                         --------               -------             -------
      Net income                                         $ 97,131               110,832              85,290
                                                         ========               =======             =======

See accompanying notes to consolidated financial statements.

                                        USAA LIFE INSURANCE COMPANY

                              Consolidated Statements of Comprehensive Income

                               Years Ended December 31, 1998, 1997, and 1996
                                          (Dollars in Thousands)

                                                                              1998                1997                1996
                                                                          -------------       -------------       -------------
Net Income                                                                    $ 97,131             110,832              85,290
                                                                              --------             -------             -------
Other comprehensive income(loss), net of income taxes

    Unrealized gains(losses) on securities:
        Unrealized holding gains arising during year                            50,222              37,714              20,067
        Reclassification adjustment for realized gains
           included in net income                                              (65,517)            (26,611)            (27,285)
                                                                              --------             -------             -------
          Other comprehensive income(loss), net of income taxes                (15,295)             11,103              (7,218)
                                                                              --------             -------             -------
          Total comprehensive income                                          $ 81,836             121,935              78,072
                                                                              ========             =======             =======

See accompanying notes to consolidated financial statements.


                                                    USAA LIFE INSURANCE COMPANY

                                          Consolidated Statements of Stockholders' Equity

                                           Years Ended December 31, 1998, 1997, and 1996
                                                      (Dollars in Thousands)

                                                                                1998                1997                1996
                                                                              --------             -------             -------
Capital
Preferred capital stock                                                      $  60,000              60,000              60,000
Common capital stock                                                             2,500               2,500               2,500
Additional paid-in capital                                                      51,408              51,408              51,408
                                                                             ---------             -------             -------
        End of year                                                            113,908             113,908             113,908
                                                                             ---------             -------             -------
Accumulated other comprehensive income
Balance at beginning of year                                                    33,403              22,300              29,518
Unrealized gains(losses) on securities during year, net of
    income taxes and reclassification adjustments                              (15,295)             11,103                (398)
Unrealized gains(losses) on separate account during year,
    net of income taxes and reclassification adjustments                             -                   -              (6,820)
                                                                             ---------             -------             -------
        End of year                                                             18,108              33,403              22,300
                                                                             ---------             -------             -------

Retained earnings
Beginning of year                                                              597,562             534,476             465,016
Net income                                                                      97,131             110,832              85,290
Dividends to stockholders                                                     (136,657)            (47,746)            (15,830)
                                                                             ---------             -------             -------
        End of year                                                            558,036             597,562             534,476
                                                                             ---------             -------             -------
        Total stockholders' equity                                           $ 690,052             744,873             670,684
                                                                             =========             =======             =======

See accompanying notes to consolidated financial statements.

                                      USAA LIFE INSURANCE COMPANY

                                 Consolidated Statements of Cash Flows

                             Years Ended December 31, 1998, 1997, and 1996
                                         (Dollars in Thousands)

                                                                       1998                   1997                   1996
                                                                  ---------------        ---------------        ---------------
Cash flows from operating activities:
    Net income                                                       $    97,131                110,832                 85,290
    Adjustments to reconcile net income to net
    cash provided by operating activities:
        Net realized investment gains                                    (23,172)               (43,524)               (13,773)
        Non-cash investment income                                        (6,414)               (13,148)                (5,185)
        (Increase) in deferred policy acquisition costs                  (21,068)               (19,938)               (17,728)
        Depreciation and amortization                                     (6,418)                (7,951)                (5,442)
        Deferred income tax benefit                                      (18,930)                (1,974)                (1,494)
        (Increase) in premium balances receivable                            (70)                (1,244)                   (44)
        (Increase) in accounts receivable-affiliate                         (614)                   (30)                   (20)
        (Increase) in accrued investment income                           (3,113)                (7,292)               (12,213)
        (Increase) decrease in other assets                              (81,425)               (14,583)                (8,495)
        Increase in insurance reserves                                   158,467                102,790                 78,926
        Increase (decrease) in accounts payable and
            Accrued expense                                              (22,375)                53,022                (20,126)
        Increase (decrease) in accounts payable-affiliates                 1,479                 (1,370)                 3,379
        Increase (decrease) in other liabilities                          (6,227)                   432                  7,089
        Other                                                              2,220                 (2,716)                   759
                                                                     -----------             ----------             ----------
            Net cash provided by operating activities                     69,471                153,306                 90,923
                                                                     -----------             ----------             ----------
Cash flows from investing activities:
    Proceeds from sales and maturities of
        Available-for-sale securities                                    582,584                370,972                587,945
    Proceeds from maturities of held-to-maturity
        Securities                                                       170,271                117,667                106,504
    Proceeds from principal collections on investments                   494,809                271,471                351,540
    Other investments sold                                                 3,186                    948                  1,123
    Securities purchased  available-for-sale                          (1,331,934)            (1,181,564)            (1,460,349)
    Other investments purchased                                              (72)                  (165)                  (451)
    Investment in variable annuity separate account                            -                      -                 87,280
                                                                     -----------             ----------             ----------
            Net cash used in investing activities                        (81,156)              (420,671)              (326,408)
                                                                     -----------             ----------             ----------
Cash flows from financing activities:
    Deposits and interest credited to funds on deposit                   594,433                742,374                571,941
    Withdrawals from funds on deposit                                   (457,459)              (419,611)              (362,658)
    Proceeds from issuance of preferred stock                                  -                      -                 20,000
    Dividends to stockholders                                           (102,729)               (25,200)               (15,830)
                                                                     -----------             ----------             ----------
            Net cash provided by financing activities                     34,245                297,563                213,453
                                                                     -----------             ----------             ----------
        Net increase (decrease) in cash and cash
            equivalents                                                   22,561                 30,198                (22,032)
        Cash and cash equivalents at beginning of year                    39,642                  9,444                 31,476
                                                                     -----------             ----------             ----------
            Cash and cash equivalents at end of year                 $    62,203                 39,642                  9,444
                                                                     ===========             ==========             ==========

Significant Non-Cash Financing Activities:
The Company declared and paid a dividend to stockholders by transferring equity securities with a fair value, cost, and recognized gain of $33,928, $21,951, and $11,977 respectively for 1998, $22,546, $11,560, and $10,986 respectively for
1997, and none for 1996.

See accompanying notes to consolidated financial statements.

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                           December 31, 1998 and 1997

                             (Dollars in Thousands)




(1)  Summary of significant accounting policies
     ------------------------------------------

     (a)  Organization
          ------------

          USAA LIFE INSURANCE COMPANY (the Company) is a wholly-owned subsidiary of UNITED SERVICES AUTOMOBILE ASSOCIATION (USAA). The Company markets individual life insurance policies, annuity contracts, and individual and group accident and health policies primarily to individuals eligible for membership in USAA. The Company is licensed to do business in all states including the District of Columbia but excluding New York. The Company has a subsidiary company (USAA Life Insurance Company of New York) licensed to sell life and annuity contracts in that state. The Company's other subsidiary business (USAA Life General Agency) offers additional products of other insurance companies requested by USAA membership, which are not sold by the Company. The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.



     (b)  Accounting standards adopted
          ----------------------------

          The Company adopted Statement of Financial Accounting Standard No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", on January 1, 1997. SFAS No. 125 established criteria for determining whether transfers of financial assets are sales or secured borrowings. The adoption of this statement resulted in the recording of an asset and corresponding liability representing the collateral received in connection with the Company's securities lending program. The collateral held is recorded in "Collateral for securities loaned at fair value" with the off setting liability being reflected in "Payable upon return of securities loaned." This accounting treatment has no effect on the Company's net earnings or stockholders' equity.

          The Company adopted SFAS No. 130, "Reporting Comprehensive Income" on January 1, 1998. This statement establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income consists of net income and net unrealized gains (losses) on securities and is presented in the consolidated statements of comprehensive income. SFAS No. 130 requires only additional disclosures in the consolidated financial statements; it does not affect the Company's financial position, results of operations, or liquidity.

          The Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information" on January 1, 1998. This statement provides standards for reporting information about operating segments in financial statements using the "management approach."

          The Company adopted the provisions of the AICPA Statement of Position
          (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" on January 1, 1998. This SOP requires that certain costs of computer software developed or obtained for internal use be capitalized and amortized over the estimated useful life of the software. Adoption of this SOP did not have a material impact on the Company's financial position, results of operations, or liquidity.


                                                                    (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


     (c)  Investments
          -----------

          Debt securities, including bonds, mortgage-backed securities (MBS's), and redeemable preferred stocks, have been classified as either held-to-maturity or available-for-sale. Debt securities classified as held-to-maturity are carried at amortized cost. Securities classified as available-for-sale are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and insurance reserves) reflected in stockholders' equity.

          Bonds, at amortized cost of approximately $289,788, and $281,206 were on deposit with various state governmental agencies at December 31, 1998, and 1997, respectively. When the New York subsidiary was formed in 1997, the Company withdrew its license in the State of New York. To be in compliance with the New York Regulation 109, the 1998 and 1997 deposits include $286,825 and $278,333, respectively, held for the security of the New York policyholders.

          Mortgage-backed securities held represent participating interests in pools of long term first mortgage loans originated and serviced by the issuers of the securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the securities.

          All equity securities, which include common and non-redeemable preferred stocks, have been classified as available-for-sale. Equity securities are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and insurance reserves) reflected in stockholders' equity.

          Mortgage and policy loans are carried at their unpaid principal balances with interest rates ranging from 4.80% to 10.0% at December 31, 1998.

          Short-term securities are carried at cost.

          Interest is not accrued on debt securities or mortgage loans for which principal or interest payments are determined to be uncollectible.

          Realized gains and losses are included in net income based upon specific identification of the investment sold. When impairment of the value of an investment is considered to be other than temporary, a provision for the writedown to estimated net realizable value is recorded. Net realized capital gains of $56,720, $0, and $0 for 1998, 1997, and 1996 respectively, allocable to future policyholder dividends and interest, were deducted from net realized capital gains and an offsetting amount was reflected in insurance reserves.

     (d)  Cash and cash equivalents
          -------------------------

          For purposes of the consolidated statement of cash flows, all highly liquid marketable securities that have a maturity at purchase of three months or less and money market mutual funds are considered to be cash equivalents. At December 31, 1998 and 1997, cash and cash equivalents include $760 and $268, respectively, of separate account purchases awaiting reinvestment. These funds are restricted from the Company's use.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)



     (e)  Federal income taxes
          --------------------

          The Company and its subsidiaries are included in the consolidated Federal income tax return filed by USAA. Taxes are allocated to the separate companies of USAA based on a tax allocation agreement, whereby companies receive a current benefit to the extent their losses are utilized by the consolidated group. Separate company current taxes are the higher of taxes computed at a 35% rate on regular taxable income or taxes computed at a 20% rate on alternative minimum taxable income, adjusted for any consolidated benefits allocated to the companies based on the use of separate company losses within the group.

          Deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

     (f)  Fair value of financial instruments
          -----------------------------------

          The fair value estimates of the Company's financial instruments are made at a point in time, based on relevant market information about the related financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holding of a particular financial instrument. In addition, the tax ramifications related to the effect of fair market value estimates have not been considered in the estimates.

     (g)  Use of estimates
          ----------------

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (h)  Deferred policy acquisition costs
          ---------------------------------

          Policy acquisition costs, consisting primarily of certain underwriting and selling expenses, are deferred and amortized. Traditional individual life and health acquisition costs are amortized in proportion to anticipated premium income after allowing for lapses and terminations (20 years; but not to exceed the life of the policy). Acquisition costs for universal life and annuities are amortized in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins (20 years).

          Deferred policy acquisition costs are reviewed to determine that the unamortized portion does not exceed expected future income or gross profits.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


     (i)  Insurance reserves
          ------------------

          Included in insurance reserves are traditional life and health products and payout annuities with life contingencies. Payout annuities without life contingencies, deferred annuities, and universal life products are classified as funds on deposit. Traditional life and individual health reserves are computed using a net level premium method and are based on assumed or guaranteed investment yields and assumed rates of mortality, morbidity, withdrawals, expenses and anticipated future policyholder dividends. These assumptions vary by such characteristics as plan, year of issue, policy duration, date of receipt of funds, and may include provisions for adverse deviation.

     (j)  Insurance revenues and expenses
           -------------------------------

          Premiums on traditional life insurance products are recognized as revenues as they become due. Benefits and expenses are matched with premiums in arriving at profits by providing for policy benefits over the lives of the policies and by amortizing acquisition costs. For universal life and investment annuity contracts, revenues consist of investment earnings and policy charges for the cost of insurance, policy administration, and surrender charges assessed during the period. Expenses for these policies include interest credited to policy account balances, benefit claims incurred in excess of policy account balances, and administrative expenses. The related deferred policy acquisition costs are amortized in relation to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.


     (k)  Funds on deposit
          ----------------

          Funds on deposit are liabilities for universal life and investment-related products. These liabilities are determined following the "retrospective deposit" method and consist principally of policy account balances before applicable surrender charges.

     (l)  Participating business
          ----------------------

          Certain life insurance policies contain dividend payment provisions which enable the policyholder to participate in the earnings of the life insurance operations. The participating insurance in force accounted for 7% of the total life insurance in force at December 31, 1998, and 8% of life insurance in force at December 31, 1997. Participating policies accounted for 16% of the premium income in 1998, and 13% of the premium income in 1997. The provision for policyholders' dividends is based on current dividend scales.

          The Company guarantees to pay dividends in aggregate, on all participating policies issued after December 31, 1983, in the total amount of $16,897 in 1999.

          Income attributable to participating policies in excess of policyholder dividends is restricted by several states for participating policyholders of those states, otherwise income in excess of policyholder dividends is accounted for as belonging to the stockholders.

      (m) Reclassifications
          -----------------

          Certain reclassifications of prior period amounts have been made to conform with the current year's presentation.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


(2)  Basis of accounting
     -------------------

     The Company prepares separate statutory financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the NAIC as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The NAIC has adopted codification for standard accounting practices, which will be implemented in 2001. It is currently unknown which states will adopt codification.

     These consolidated financial statements have been prepared on the basis of generally accepted accounting principles (GAAP), which differs from the basis of accounting followed in reporting to insurance regulatory authorities. Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements are as follows:


                                                                                              1998           1997           1996
                                                                                           ----------      ---------      --------
Statutory net income                                                                       $  97,323         97,588        62,998
Gain (loss) on sale of investments                                                           (50,372)           980        (6,422)
Deferred policy acquisition costs                                                             21,104         19,938        17,728
Tax adjustment                                                                                17,862          7,253         8,386
Participating policyholder earnings                                                              778          3,294          (787)
Insurance reserves and other                                                                  10,436        (18,221)        3,387
                                                                                           ---------       --------       -------
            GAAP net income                                                                $  97,131        110,832        85,290
                                                                                           =========       ========       =======
Statutory capital and surplus                                                                488,224        540,053       470,263
Increases (decreases):
    Deferred policy acquisition costs                                                        226,986        207,090       189,298
    Federal income taxes                                                                      53,734         22,354        28,236
    Asset valuation reserve                                                                   78,940         99,651       103,482
    Participating policyholder liability                                                      (2,914)        (4,143)       (6,583)
    Policyholder reserve and funds                                                           (65,710)        (8,819)        7,437
    Deferred and uncollected premiums                                                        (86,809)       (82,649)      (76,716)
    Investment unrealized gain (loss) adjustments:
        Investment valuation difference                                                      185,432        150,686        56,285
        Policyholder accounts and other assets                                              (189,847)      (175,607)      (96,828)
    Other adjustments                                                                          2,016         (3,743)       (4,190)
                                                                                           ---------       --------       -------
            GAAP capital and surplus                                                       $ 690,052        744,873       670,684
                                                                                           =========       ========       =======

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


(3)  Investments
     -----------

     The amortized cost, estimated fair values and carrying values of investments in debt and equity securities as of December 31, 1998 were as follows:

                                                                                     Held-to-Maturity
                                                      ---------------------------------------------------------------------------
                                                                          Gross            Gross         Estimated
                                                         Amortized      unrealized      unrealized         fair         Carrying
                                                           cost           gains           losses           value          value
                                                      ---------------------------------------------------------------------------
Debt securities
U.S. Treasury securities and obligations of
    U.S. Government corporations and agencies           $   11,040           1,933               -          12,973         11,040
Obligations of states and political subdivisions             4,175             151               -           4,326          4,175
Debt securities issued by foreign
    governments and corporations                            41,858             650               -          42,508         41,858
Mortgage-backed securities                                 536,040          16,969            (130)        552,879        536,040
Corporate securities                                       291,813          14,865               -         306,678        291,813
                                                        ----------         -------         -------       ---------      ---------
        Total debt securities                           $  884,926          34,568            (130)        919,364        884,926
                                                        ==========         =======         =======       =========      =========

                                                                                    Available-for-Sale
                                                      ---------------------------------------------------------------------------
                                                                          Gross           Gross          Estimated
                                                         Amortized      unrealized      Unrealized         fair         Carrying
                                                           cost           gains           Losses           value          value
                                                      ---------------------------------------------------------------------------
Debt securities
U.S. Treasury securities and obligations of
    U.S. Government corporations and agencies           $  287,283           4,795               -         292,078        292,078
Obligations of states and political subdivisions            57,874           2,039               -          59,913         59,913
Debt securities issued by foreign
    governments and corporations                           388,524          14,039          (1,630)        400,933        400,933
Mortgage-backed securities                               1,012,224          45,178            (491)      1,056,911      1,056,911
Corporate securities                                     3,527,910         128,938         (11,077)      3,645,771      3,645,771
                                                        ----------         -------         -------       ---------      ---------
        Total debt securities                           $5,273,815         194,989         (13,198)      5,455,606      5,455,606
                                                        ==========         =======         =======       =========      =========

Equity securities
Common stock                                            $  158,498          34,174               -         192,672        192,672
Non-redeemable preferred stock                              55,500           3,744            (101)         59,143         59,143
                                                        ----------         -------         -------       ---------      ---------
        Total equity securities                         $  213,998          37,918            (101)        251,815        251,815
                                                        ==========         =======         =======       =========      =========

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


The amortized cost, estimated fair values and carrying values of investments in debt and equity securities as of December 31, 1997 were as follows:

                                                                                    Held-to-Maturity
                                                     ---------------------------------------------------------------------------
                                                                         Gross            Gross         Estimated
                                                        Amortized      unrealized      Unrealized         fair         Carrying
                                                          cost           gains           Losses           value          value
                                                     ---------------------------------------------------------------------------
Debt securities
U.S. Treasury securities and obligations of
    U.S. Government corporations and agencies          $   11,060           1,912               -          12,972         11,060
Obligations of states and political subdivisions            5,525             373              (2)          5,896          5,525
Debt securities issued by foreign
    governments and corporations                           41,153           1,051             (13)         42,191         41,153
Mortgage-backed securities                                759,916          26,262          (1,546)        784,632        759,916
Corporate securities                                      427,603          16,220            (713)        443,110        427,603
                                                       ----------         -------          ------       ---------      ---------
        Total debt securities                          $1,245,257          45,818          (2,274)      1,288,801      1,245,257
                                                       ==========         =======          ======       =========      =========

                                                                                   Available-for-Sale
                                                     ---------------------------------------------------------------------------
                                                                         Gross           Gross          Estimated
                                                        Amortized      unrealized      Unrealized         fair         Carrying
                                                          cost           gains           Losses           value          value
                                                     ---------------------------------------------------------------------------
Debt securities
U.S. Treasury securities and obligations of
    U.S. Government corporations and agencies          $  301,875           2,500            (994)        303,381        303,381
Obligations of states and political subdivisions           66,443           2,933               -          69,376         69,376
Debt securities issued by foreign
    governments and corporations                          128,144           4,866             (19)        132,991        132,991
Mortgage-backed securities                              1,230,196          54,906             (37)      1,285,065      1,285,065
Corporate securities                                    2,995,524          85,527          (1,952)      3,079,099      3,079,099
                                                       ----------         -------          ------       ---------      ---------
        Total debt securities                          $4,722,182         150,732          (3,002)      4,869,912      4,869,912
                                                       ==========         =======          ======       =========      =========

Equity securities
Common stock                                           $  216,508          82,854          (1,678)        297,684        297,684
Non-redeemable preferred stock                             51,696           3,610            (127)         55,179         55,179
                                                       ----------         -------          ------       ---------      ---------
        Total equity securities                        $  268,204          86,464          (1,805)        352,863        352,863
                                                       ==========         =======          ======       =========      =========

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


  The amortized cost and estimated fair values of debt securities classified as held to maturity and available for sale at December 31, 1998, by contractual maturity, are shown by category below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations.

                                                              Held-to-Maturity
                                                       ---------------------------
                                                                         Estimated
                                                          Amortized        fair
                                                            cost           value
                                                       ---------------------------
Due in one year or less                                  $   23,987         24,391
Due after one year through five years                       234,168        241,377
Due after five years through ten years                       52,673         56,425
Due after ten years                                          38,058         44,292
                                                         ----------      ---------
                                                            348,886        366,485
Mortgage-backed securities                                  536,040        552,879
                                                         ----------      ---------
                                                         $  884,926        919,364
                                                         ==========      =========

                                                             Available-for-Sale
                                                       ---------------------------
                                                                         Estimated
                                                          Amortized        fair
                                                            cost           value
                                                       ---------------------------
Due in one year or less                                  $   60,652         61,270
Due after one year through five years                     2,356,186      2,412,515
Due after five years through ten years                    1,518,780      1,586,626
Due after ten years                                         325,973        338,284
                                                         ----------      ---------
                                                          4,261,591      4,398,695
Mortgage-backed securities                                1,012,224      1,056,911
                                                         ----------      ---------
                                                         $5,273,815      5,455,606
                                                         ==========      =========

  Proceeds from sales of available-for-sale securities during 1998, 1997, and 1996 were $399,619, $317,851, and $495,039, respectively. Gross gains and losses of $65,670 and $2,794 respectively for 1998, and $29,049 and $2,913 respectively for 1997, and $25,566 and $18,317 respectively for 1996, were realized on those sales.

  Gross investment income during 1998, 1997, and 1996 was $480,350, $456,322, and $431,893, respectively, and consists primarily of interest income on fixed maturity securities. Investment expenses were $4,219, $4,218, and $3,732 for 1998, 1997, and 1996, respectively.

  The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

     At December 31, 1998 and 1997, net unrealized gains of $189,847 and $175,607 were allocated to insurance reserves for participating life insurance policies and interest sensitive contracts. In addition, net unrealized gains of $6,865 and $5,683 were allocated against deferred policy acquisition costs in 1998 and 1997 respectively.

(4)  Federal income taxes
     ---------------------

     The expected statutory Federal income tax amounts for the years ended December 31, 1998, 1997, and 1996 differ from the effective tax amounts as follows:

                                                               1998          1997          1996
                                                             --------      --------      --------
Income before income taxes                                  $149,494       166,957       120,886
                                                            ========       =======       =======
Federal income tax expense at 35% statutory rate              52,323        58,435        42,310

Increase (decrease) in tax resulting from:
    Dividends received deduction                                (499)         (604)         (660)
    Tax credits - R&E                                             32          (548)       (6,188)
    Other, net                                                   507        (1,158)          134
                                                            --------       -------       -------
            Federal income tax expense                      $ 52,363        56,125        35,596
                                                            ========       =======       =======

  Deferred income tax benefit for the years ended December 31, 1998, 1997, and 1996 was primarily attributable to differences between the valuation of assets and insurance liabilities for financial reporting and tax purposes.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


  The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                                            1998          1997
                                                                          --------      --------
Deferred tax assets:
    Insurance reserves                                                   $ 88,118        70,361
    Accounts payable and accrued expenses                                   1,667         1,497
    Policyholder dividends                                                  7,544         6,778
    Other, net                                                              6,741         3,686
                                                                         --------       -------
            Total gross deferred tax assets                               104,070        82,322
                                                                         --------       -------
Deferred tax liabilities:
    Investments                                                             5,532         7,590
    Depreciable assets                                                        266            39
    Deferred policy acquisition costs                                      36,478        34,517
    Other, net                                                              2,708             9
                                                                         --------       -------
            Total gross deferred tax liabilities                           44,984        42,155
                                                                         --------       -------
Deferred tax liability on net unrealized gains on investments              (5,341)      (17,937)
                                                                         --------       -------
            Net deferred tax asset                                       $ 53,745        22,230
                                                                         ========       =======

  Management believes that the realization of the deferred tax asset is more likely than not based on the expectation that such benefits will be utilized in the future consolidated tax returns of the USAA group.

  At December 31, 1998, and 1997, the Company had the following Federal income tax payable/receivable amounts:

                                                                  1998           1997
                                                                --------       --------
Current net Federal income taxes payable (receivable)            $2,382         (1,552)

  Aggregate cash payments to (receipts from) USAA for income taxes were $66,643, $62,345, and $38,064 for USAA Life Insurance Company and $(1,250), $163, and $(155) for its subsidiaries during the years ended December 31, 1998, 1997, and 1996, respectively.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


  Detailed tax amounts for items of comprehensive income are as follows:

                                                                                                Tax
                                                                              Before-tax      (expense)      Net-of-tax
                                                                                amount        or benefit       amount
                                                                             -------------   ------------   -------------
For the year ending December 31, 1996

Unrealized gains on securities:
   Unrealized holding gains(losses) arising during year                         $  30,872       (10,805)       20,067
  Less: reclassification adjustment for gains realized in income                  (41,977)       14,692       (27,285)
                                                                                ---------       -------       -------
       Net unrealized gains(losses) from securities                               (11,105)        3,887        (7,218)
                                                                                ---------       -------       -------
          Other comprehensive income                                              (11,105)        3,887        (7,218)
                                                                                =========       =======       =======
For the year ending December 31, 1997

Unrealized gains on securities:
   Unrealized holding gains arising during year                                 $  58,022       (20,308)       37,714
   Less: reclassification adjustment for gains realized in income                 (40,940)       14,329       (26,611)
                                                                                ---------       -------       -------
       Net unrealized gains from securities                                        17,082        (5,979)       11,103
                                                                                ---------       -------       -------
          Other comprehensive income                                               17,082        (5,979)       11,103
                                                                                =========       =======       =======
For the year ending December 31, 1998

Unrealized gains(losses) on securities:
   Unrealized holding gains arising during year                                 $  77,265       (27,043)       50,222
   Less: reclassification adjustment for gains realized in income                (100,796)       35,279       (65,517)
                                                                                ---------       -------       -------
        Net unrealized gains(losses) from securities                              (23,531)        8,236       (15,295)
                                                                                ---------       -------       -------
           Other comprehensive income                                             (23,531)        8,236       (15,295)
                                                                                =========       =======       =======

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


(5)  Fair value of financial instruments
     -----------------------------------

     The following tables present the carrying amounts and estimated fair values of the Company's financial instruments at December 31. SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties.

                                                                 1998                          1997
                                                    ---------------------------------------------------------
                                                       Carrying         Fair         Carrying         Fair
                                                        amount          value         Amount          value
                                                    ---------------------------------------------------------
Financial assets:
    Cash and cash equivalents                         $   62,203         62,203         39,642         39,642
    Debt securities                                    6,340,532      6,374,970      6,115,169      6,158,713
    Equity securities                                    251,815        251,815        352,863        352,863
    Mortgage loans                                         3,903          4,707          4,462          5,114
    Policy loans                                         131,520        131,520        130,246        130,246
    Premium balances receivable                            2,969          2,969          2,899          2,899
    Accrued investment income                             82,042         82,042         78,929         78,929
    Separate account                                     282,489        282,489        184,797        184,797
Financial liabilities:
    Deferred annuities and annuities
        without life contingencies                     3,773,742      3,773,742      3,787,507      3,787,507
    Policyholder dividend accumulations                   30,016         30,016         28,593         28,593
    Policy dividends declared but unpaid                  35,965         35,965         31,081         31,081
    Accounts payable and accrued expenses                 64,940         64,940         87,315         87,315
    Separate account                                     282,489        282,489        184,797        184,797



     All carrying amounts are included in the balance sheet under the indicated captions, except for deferred annuities and annuities without life contingencies, and policyholder dividend accumulations both of which are included in funds on deposit, and policy dividends declared but unpaid which are included in other liabilities.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     Cash and cash equivalents: Cash and cash equivalents approximate fair value because of the short maturity of these instruments.

     Debt and equity securities: Fair market values for bonds and stocks are determined using quoted market prices from Merrill Lynch Pricing Services, Bloomberg Services or individual brokers.

     Mortgage loans: The fair value of mortgage loans are estimated by discounting the future cash flows using interest rates currently being offered for mortgage loans with similar characteristics and maturities.

     Policy loans: In the Company's opinion, the book value of the policy loans approximates their fair value. Policy loans are shown on the financial statements at face value, and carry interest rates ranging from 4.8% to 7.4% in advance.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


     Premiums receivable: The recorded amount for premiums receivable approximates fair value because only a slight percentage of total policies issued by the Company lapse.

     Accrued investment income: The accrued amount of investment income approximates its fair value because of the quality of the Company's investment portfolio combined with the short-term nature of the collection period.

     Deferred annuities and annuities without life contingencies: The fair value of the deferred annuities is estimated as the aggregate cash value of the annuity, which approximates the carrying value. The fair value of annuities without life contingencies is estimated as the commuted value of the annuity.

     Policyholder dividend accumulations: The fair value of policyholder dividend accumulations is estimated using the book value less a percentage of accrued interest anticipated to be forfeited as a result of policy cancellations. Estimated annual interest to be forfeited is not significant.

     Policy dividends declared but unpaid: The carrying value of policy dividends declared but unpaid approximates the fair value because the carrying value reflects anticipated forfeitures as a result of policy cancellations. Estimated annual interest to be forfeited is not significant.

     Accounts payable and accrued expenses: The fair value of accounts payable and accrued expenses approximates its carrying value because of the short-term nature of the obligations.

     Separate account assets and liabilities: The separate account assets reflect the net asset value of the underlying mutual funds, therefore, carrying value is considered fair value. The separate account liabilities are reflected at the underlying balances due to the contract holders, excluding seed money, without consideration for applicable surrender charges, if any.

(6)  Borrowings
     ----------

     The Company has no borrowing activity outside of the agreements described in Note 7 "Transactions with affiliates."

(7)  Transactions with affiliates
     ----------------------------

     Certain services have been contracted from USAA and its affiliates, such as rental of office space, utilities, mail processing, data processing, printing, and employee benefits. The Company allocates these and other expenses to affiliates for administrative services performed by the Company. The contracted services and allocations are based upon various formulas or agreements with the net amounts included in expenses. The aggregate amount of such contracted services was $127,604, $73,136, and $70,713 for 1998, 1997, and 1996, respectively. The aggregate amount of the Company's allocations to affiliates was $6,553, $4,376, and $4,742 for 1998, 1997, and 1996, respectively.

     The Company has an agreement with USAA Investment Management Company regarding the reimbursement of costs for investment services provided. The aggregate amount of the USAA Investment Management Company contracted services was $3,600, $3,039, and $2,793 for 1998, 1997 and 1996,
     respectively.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


     The Company also received premium and annuity considerations from USAA of $4,319, $4,201, and $4,093 in 1998, 1997, and 1996, respectively, representing amounts received for structured settlements issued to claimants of USAA and for group insurance on USAA employees.

     The Company has intercompany funding agreements with USAA Capital Corporation (CAPCO) and USAA Funding Company (FUNDCO) for unsecured borrowings up to $150,000 in the aggregate, at an interest rate based upon CAPCO's or FUNDCO's cost of funding. As of December 31, 1998, 1997, and 1996 the Company had no liability for borrowed money. The Company borrowed $271,553, $3,598,125, and $2,566,042 during 1998, 1997 and 1996 respectively, through the use of these funding agreements. The interest associated with these intercompany-funding agreements was $76, $855, and $660 in 1998, 1997, and 1996, respectively.


(8)  Reinsurance
     -----------

     The Company is party to several reinsurance agreements. The Company's general policy is to reinsure that portion of any risk in excess of $600 with a $100 corridor on the life of any one individual. However in 1997 the Company entered into certain reinsurance treaties which are based on a first dollar quota share pool. The Company retains 10% of the risk on each life up to the normal $600 retention and the remaining 90% is ceded to a coinsurance pool which is placed with a number of reinsurers on a quota share basis.

     The Company assumes Bank Owned Life Insurance (BOLI) business through two reinsurance treaties, one Yearly Renewable Term (YRT) and one Coinsurance treaty, both of which are with one reinsurer on a first dollar basis, with the Company retaining 50% of the business under the coinsurance arrangement.

     Although the ceding of reinsurance does not discharge the Company from its primary legal liability to a policyholder, the reinsuring company assumes the related liability.

     Life insurance in force in the amounts of $4,500,994, $4,087,549, and $3,595,801 is ceded on a yearly renewable term basis; $10,982,455, $4,687,456, and $939,290 is ceded on a coinsurance basis; and $1,562,383, $957,925, and $952,599 is ceded in accordance with a stop loss agreement at December 31, 1998, 1997, and 1996, respectively. Reinsurance amounts related to insurance reserves, funds on deposit, and paid losses totaled $308,262 and $204,626 at December 31, 1998 and 1997, respectively. Premium revenues and interest credited to policyholders were reduced by $104,262, $204,123, and $11,837 for reinsurance premiums ceded during the years ended December 31, 1998, 1997, and 1996, respectively. Benefits were reduced by $114,351, $196,080, and $7,838 for reinsurance recoverables during the years ended December 31, 1998, 1997, and 1996, respectively.

     In accordance with accident and health reinsurance contracts, aggregate reserves for policies and contracts and policy and contract claims are reduced by $23,868 and $17,981 at December 31, 1998 and 1997, respectively. Premium revenues were reduced by $3,266, $3,297, and $3,117 for reinsurance premiums ceded during the years ended December 31, 1998, 1997, and 1996, respectively. Benefits were reduced by $6,082, $3,268, and $3,604 for reinsurance recoverables during the years ended December 31, 1998, 1997, and 1996, respectively.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)



(9)  Deferred policy acquisition costs and future policy benefits
     ------------------------------------------------------------

     Deferred policy acquisitions costs and premiums are summarized below:


                                                                             Accident
                                                  Life        Annuity       and health        Total
                                             -------------------------------------------------------
Balance at
January 1, 1996                                $131,388        20,643           12,800       164,831
                                               --------        ------           ------       -------
    Additions                                    18,436         2,999            2,364        23,799
    Amortization                                 (5,006)          634           (1,699)       (6,071)
    Fair Value Adjustment                           141         6,598                -         6,739
                                               --------        ------           ------       -------
    Net change                                   13,571        10,231              665        24,467
                                               --------        ------           ------       -------
Balance at
December 31, 1996                              $144,959        30,874           13,465       189,298
                                               --------        ------           ------       -------
    Additions                                    24,674         3,942            3,073        31,689
    Amortization                                 (7,764)       (2,373)          (1,761)      (11,898)
    Fair Value Adjustment                         1,201        (3,200)               -        (1,999)
                                               --------        ------           ------       -------
    Net change                                   18,111        (1,631)           1,312        17,792
                                               --------        ------           ------       -------
Balance at
December 31, 1997                              $163,070        29,243           14,777       207,090
                                               --------        ------           ------       -------
    Additions                                    20,220         8,486            5,532        34,238
    Amortization                                 (9,809)       (1,608)          (1,753)      (13,170)
    Fair Value Adjustment                          (256)         (916)               -        (1,172)
                                               --------        ------           ------       -------
    Net change                                   10,155         5,962            3,779        19,896
                                               --------        ------           ------       -------
Balance at
December 31, 1998                              $173,225        35,205           18,556       226,986
                                               ========        ======           ======       =======
1998 Premiums                                  $281,655         6,755           75,602       364,012
                                               ========        ======           ======       =======
1997 Premiums                                  $277,631         8,143           70,051       355,825
                                               ========        ======           ======       =======
1996 Premiums                                  $264,382         7,792           65,268       337,442
                                               ========        ======           ======       =======

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

  The liabilities for future policy benefits and related insurance in-force at December 31, 1998 and 1997 are summarized below:


                                                        Future Policy
                                                           Benefits
                                                 -------------------------
                                                      1998          1997
                                                 ------------     --------
Life and annuity:
Individual                                        $ 1,115,627      965,399
Group                                                   2,881        2,792
                                                  -----------      -------
        Total life and annuity                      1,118,508      968,191
                                                  ===========      =======
        Accident and health                       $    49,776       41,626
                                                  ===========      =======

                                                       Insurance in Force
                                                  ---------------------------
                                                      1998            1997
                                                  -----------      ----------
Life and annuity:
Individual                                        $69,858,089      69,540,314
Group                                               2,215,752       1,870,085
                                                  -----------      ----------
        Total life and annuity                    $72,073,841      71,410,399
                                                  ===========      ==========

  Life Insurance and Annuities:

  Interest assumptions used in the calculation of future policy benefits for Traditional Life policies are as follows:

  Participating term                        9.28%

  Participating permanent                   8.68% to 9.28%

  Non - Participating term                  6.00% to 8.91%

  Future policy benefits for Universal Life and Deferred Annuities are equal to the current account value without anticipation of any applicable surrender charges.

  Future policy benefits for Payout Annuities use the original pricing interest rates.

  Mortality and withdrawal assumptions are based on the Company's experience.

  Health Insurance:

  Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%.

  Morbidity for Income Replacement policies are based on the 1985 CIDA table. Morbidity for In Hospital Cash policies are based on 1966-67 Intercompany Experience table.

  Termination assumptions are based on the Company and industry experience.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

(10)  Capital stock
      -------------

      The Company has outstanding 600,000 shares of Annually Adjustable Cumulative Perpetual Preferred Stock; 100,000 shares each of Series A, Series B, Series C, Series D, Series E, and Series F. All preferred stock is owned by FUNDCO. No other stock ranks Senior to the Series A-F preferred stock. The dividend rate will be 65% of the cost of the funds for CAPCO on commercial paper having a 180-day maturity on the first business day of each dividend period. The preferred stock has a par value of $100 and a liquidation value of $100 per share. The preferred stock shares are redeemable at the option of the Company for cash, in whole or in part, on the 15th day of each December for Series A and Series B and on the 15th day of each June for Series C, Series D, Series E, and Series F at par value plus accrued and unpaid dividends. Preferred stock dividends of $2,229, $2,200, and $1,830 were paid in 1998, 1997, and 1996 respectively, and $81 and $94 were accrued for each year after the last payments on December 15, 1998 and 1997, respectively.

      The Company has authorized 30,000 shares of common capital stock, $100 par value, of which 25,000 shares were issued and outstanding at December 31, 1998, 1997, and 1996. Dividends of $134,428, $45,546, and $14,000 were paid on the common stock during 1998, 1997, and 1996, respectively. The equity securities transferred had an original cost of $21,951, $11,560, $0, a fair value of $33,928, $22,546 and $0, and a realized gain of $11,977, $10,986, and $0 in 1998, 1997 and 1996, respectively.


(11)  Unassigned surplus and dividend restrictions
      --------------------------------------------

      Texas law limits the payment of dividends to shareholders. The maximum dividend that may be paid without prior approval of the Insurance Commissioner is limited to the greater of net gain from operations of the preceding calendar year or 10% of capital and surplus as of the prior December 31. As a result, dividend payments to shareholders were limited to approximately $66,910 in 1998 and are limited to $56,811 in 1999. Dividends are paid as determined by the Board of Directors and at its discretion. Extraordinary dividends approved by the Texas Department of Insurance, totaling $69,785, $0 and $0 were paid in 1998, 1997 and 1996, respectively.

      The Texas Department of Insurance imposes minimum risk-based capital requirements on insurance companies that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital (RBC) specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company's current statutory capital and surplus is significantly in excess of the threshold RBC requirements.


(12)  Business Segments
      -----------------

      The significant business segments of the Company are life insurance, annuity products, and health insurance which are marketed primarily to individuals eligible for membership in USAA. The life insurance segment offers universal life, whole life, term, and other individual coverages. The annuity segment offers both fixed and variable annuity products. The health segment offers individual and group accident and health policies.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


  The following table shows total revenues, income before income taxes, and total assets for these segments as of and for the years ended December 31, 1996, 1997, and 1998:

                                                 1998            1997            1996
                                              ----------      ----------      ----------
Revenues:
Premiums:
     Life                                    $  281,655         277,631         264,382
     Annuity                                      6,755           8,143           7,792
     Health                                      75,602          70,051          65,268
                                             ----------       ---------       ---------
                                             $  364,012         355,825         337,442
Investment income, net:
     Life                                    $  168,938         138,001         124,133
     Annuity                                    303,796         310,069         299,485
     Health                                       3,397           4,034           4,543
                                             ----------       ---------       ---------
                                             $  476,131         452,104         428,161
Realized capital gains, net:
     Life                                    $     (489)         35,148          18,075
     Annuity                                     23,661           8,376          (4,302)
     Health                                           0               0               0
                                             ----------       ---------       ---------
                                             $   23,172          43,524          13,773
Other revenues:
     Life                                    $   24,464          15,928           3,680
     Annuity                                     15,061          14,316           8,613
     Health                                      12,121          10,474           9,794
                                             ----------       ---------       ---------
                                             $   51,646          40,718          22,087
     Total revenues:                         $  914,961         892,171         801,463
                                             ==========       =========       =========
Income before income taxes:
     Life                                    $   80,766         110,476          58,914
     Annuity                                     72,449          55,053          44,029
     Health                                      (3,721)          1,428          17,943
                                             ----------       ---------       ---------
                                             $  149,494         166,957         120,886
                                             ==========       =========       =========
Income tax (expense) or benefit:
     Life                                    $  (28,290)        (37,138)        (17,348)
     Annuity                                    (25,376)        (18,507)        (12,965)
     Health                                       1,303            (480)         (5,283)
                                             ----------       ---------       ---------
                                             $  (52,363)        (56,125)        (35,596)
                                             ==========       =========       =========
Total assets:
     Life                                    $3,143,667       2,462,903       1,971,134
     Annuity                                  5,251,162       4,823,421       4,389,271
     Health                                     105,739          92,574          83,432
                                             ----------       ---------       ---------
                                             $8,500,568       7,378,898       6,443,837
                                             ==========       =========       =========

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


(13)  Employee benefit plans
      ----------------------

      (a)  Pension plan
           ------------

           Substantially all employees are covered under a pension plan administered by USAA which is accounted for on a group basis. The benefits are determined based on years of service and the employee's salary at date of retirement. The total net pension cost allocated to the Company on the basis of salary expense was $4,422, $3,746, and $4,847 in 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, a liability of $0 and $899, respectively, has been recorded which represents the excess of net periodic pension cost allocated to the Company over its allocated funding requirements.

      (b)  Postretirement benefit plan
           ---------------------------

           Substantially all employees of the Company may become eligible for certain medical and life insurance benefits provided for retired employees under a plan administered by USAA if they meet minimum age and service requirements and retire while working for USAA. The postretirement benefit cost allocated to the Company based on the number of employees was $1,084, $737 and $682 in 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, a liability of $2,097 and $974, respectively, has been recorded which represents the under-funding of the Company's allocated funding requirements under the net periodic postretirement benefit cost allocated to the Company.

      (c)  Contributory retirement plan
           ----------------------------

           Substantially all employees of the Company and its subsidiaries are eligible to participate in USAA's contributory retirement plan. The Company matches participant contributions dollar for dollar to a maximum of 6% of a participant's compensation. The Company's contributions vest on a graduated basis up to 100% after five years of credited service. In 1998 and 1997, the Company's contributions to the Plan totaled $2,415 and $2,122, respectively.

(14)  Separate account
      ----------------

      The Separate Account and the Life Insurance Separate Account are segregated asset accounts established under Texas law through which USAA Life Insurance Company invests the premium payments received from Contract Owners and Policy Owners, respectively. The assets of the Separate Accounts are the property of the Company. However, only the assets of the Separate Accounts in excess of the reserves, and other Contract liabilities with respect to the Separate Accounts, are chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts and Policies, credited to or charged against the Separate Accounts without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)


      The Separate Account currently is divided into twelve Variable Annuity Fund Accounts, each of which invests in a corresponding Fund. The Funds that are available under this Contract include seven funds of USAA Life Investment Trust, the Capital Growth Portfolio of the Scudder Variable Life Investment Fund, and the Growth Portfolio of the Alger American Fund, and three funds of the Bankers Trust Insurance Funds Trust series. The Accumulated Unit Value of the Contract in a Variable Fund Account will vary, primarily based on the investment experience of the Fund in whose shares the Variable Fund Account invests. The value of the Funds' securities are carried at market value, or, in the case of the USAA Life Variable Money Market Fund, at amortized cost, which approximates market value.

      The Company incurs mortality expenses on behalf of Separate Accounts contract holders and policy owners. The Company also incurs administrative expenses on behalf of contract owners. The Company collects fees for these expenses from contract holders and policy owners, respectively at set amounts. In addition, the Company incurs various expenses related to conducting the business or operations of the USAA Life Investment Trust (Trust) as outlined by an underwriting and administrative services agreement. The Company, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses exceeding established limits. Such reimbursements were not significant in 1998 and 1997.


(15)  Year 2000
      ---------

      The Company has entered into contracts under which information technology support is provided by its affiliate, USAA Information Technology Company ("ITCO"), which is also an indirect, wholly-owned subsidiary of USAA. USAA established a Change of Century Program Management Office in 1994, and has since developed an extensive Change of Century Project Management Plan which is followed by ITCO personnel in the assessment, evaluation, testing, and certification of all systems utilized by the USAA companies, including the USAA Life Insurance Company.

      The Company, with assistance from ITCO and USAA, has also identified and contacted critical vendors and business partners whose computerized systems interface with the Company's systems, regarding their plans and progress in addressing their Year 2000 issues.

(16)  Commitments and contingencies
      -----------------------------

      The Company is required by law to participate in the guaranty associations of the various states in which it does business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions to policyholders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business.

      There are currently several insurance companies which had substantial amounts of annuity business, in the process of liquidation or rehabilitation. The Company paid $1,898, $1,953 and $2,437 to various state guaranty associations during the years ended December 31, 1998, 1997, and 1996, respectively. The Company accrues its best estimate for known insolvencies. At December 31, 1998 and 1997 accounts payable and accrued expenses include $6,052 and $8,931, respectively, related to estimated assessments.

      The Company is party to various lawsuits and claims generally incidental to its business. The ultimate disposition of these matters is not expected to have a significant adverse effect on the Company's financial position or results of operations.

                                                                     (Continued)

                           PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  List of Financial Statements

     1. Part A. Condensed financial information reflecting the values and number of units outstanding for each class of accumulation units of the Separate Account for its fiscal years ended December 31, 1998, December 31, 1997, and December 31, 1996, respectively, and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31,
        1995) is included in Part A of this Registration Statement.

     2. Part B. The most recent audited Financial statements of the Separate Account are incorporated into Part B of this Registration Statement by reference to the Separate Account's Annual Report, dated December 31, 1998.

     3. Part B. The following financial statements of USAA Life Insurance Company ("USAA Life") are included in Part B of the Registration
        Statement:

        Consolidated Financial Statements as of December 31, 1998 and 1997, and each of the years in the three-year period ended December 31, 1998:

        Independent Auditors' Report
        Consolidated Balance Sheets
        Consolidated Statements of Income

        Consolidated Statements of Comprehensive Income
        Consolidated Statements of Stockholders' Equity
        Consolidated Statements of Cash Flows
        Notes to Consolidated Financial Statements


(b)  Exhibits

     1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.) /3/

     2. Not Applicable.

     3. Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998. /3/

     4. (a) Form of Flexible Premium Deferred Combination Fixed and Variable Annuity Contract, including endorsements. /3/

        (b)  TSA Loan Endorsement. /3/

     5. (a) Forms of Applications for Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. /3/

        (b)  Telephone Authorization Form. /3/

        (c)  Section 1035 Exchange Form. /3/

     6. (a) Articles of Incorporation of USAA Life Insurance Company, as amended. /3/

        (b)  Bylaws of USAA Life Insurance Company. /3/

     7. Not Applicable.

     8. (a) Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account Services, dated February 3, 1995. /3/

        (b) Amended and Restated Underwriting and Administrative Services Agreement by and between USAA Life Insurance Company, USAA Life Investment Trust and USAA Investment Management Company, dated December 14, 1994, amended February 7, 1997, amended and restated to encompass variable universal life insurance, February 26, 1998, and amended and restated, November 18, 1998. /4/

        (c) (i) Amended Participation Agreement by and between Scudder Variable Life Investment Fund and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998. /4/

            (ii) Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, and amended, April 29, 1998. /4/

            (iii) Amended Reimbursement Agreement by and between Scudder Kemper
                  Investments, Inc. and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998. /4/

            (iv) Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995, and amended, March 16, 1998. /4/

       (d) (i) Amended Participation Agreement by and between The Alger American Fund, Fred Alger Management, Inc., Fred Alger & Company, Incorporated and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998. /3/

           (ii) Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998. /3/

       (e) (i) Participation Agreement by and between BT Insurance Funds Trust, Bankers Trust Company and USAA Life Insurance Company, dated April 30, 1998. /4/

           (ii) Expense Allocation Agreement by and between Bankers Trust Company and USAA Life Insurance Company, dated April 30, 1998. /4/

     9. Opinion and Consent of Counsel concerning the legality of the securities being registered. /3/

    10. Consent of KPMG LLP, Independent Auditors.  (Filed herewith.)

    11. Not Applicable.

    12. (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, dated December 16, 1994. /3/

        (b) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the Aggressive Growth and International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

    13. (a) Schedules showing computation of yield quotation for USAA Life Variable Annuity Money Market Fund Account for the seven days ended December 31, 1995, and average annual and cumulative total returns for the fiscal period ended December 31, 1995 for each Variable Annuity Fund Account. /1/

    14. Financial Data Schedule, (See Exhibit 27 below).

    16. (a) Powers of Attorney for: Robert T. Herres, Edwin L. Rosane, Michael J.C. Roth, and James A. Robinson. /3/

        (b)  Power of Attorney for Josue Robles, Jr. /3/

        (c)  Power of Attorney for Bradford W. Rich. /1/

        (d)  Power of Attorney for Robert G. Davis. /2/

        (e) Powers of Attorney for Janice E. Marshall, William B. Tracy, and Donald R. Walker. /3/

   17.  Persons Controlled By or Under Common Control with Registrant. /4/

   27. Financial Data Schedule. (Inapplicable, because, not withstanding Item 24(b)(4) of Form N-4, the Commission staff has advised that no such schedule is required).
------
/1/ Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.
/2/ Previously filed on April 29, 1997 in Post-Effective Amendment No. 3 to this Registration Statement.
/3/ Previously filed on April 29, 1998 in Post-Effective Amendment No. 4 to this Registration Statement.

/4/ Previously filed on February 26, 1999 in Post-Effective Amendment No. 5 to this Registration Statement.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The Directors and officers of USAA Life, the depositor of the Separate Account, are set out below. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.

     DIRECTORS:                  POSITIONS ON THE BOARD:
     ----------                  -----------------------
     Robert G. Davis             Chairman
     Edwin L. Rosane             Vice Chairman
     Bradford W. Rich            Director
     Michael J. C. Roth          Director
     Josue Robles, Jr.           Director
     Janice E. Marshall          Director
     Donald R. Walker            Director

     OFFICERS:                   POSITIONS WITH USAA LIFE:
     ---------                   -------------------------
     Edwin L. Rosane             Chief Executive Officer and President
     John W. Douglas             Senior Vice President
     Kenneth A. McClure          Senior Vice President
     James A. Robinson           Senior Vice President and Treasurer
     Edward R. Dinstel           Vice President
     Larkin W. Fields            Vice President
     Robert J. Flannery          Vice President
     James E. Goral              Vice President
     Richard T. Halinski, Jr.    Vice President and
                                 Assistant Secretary
     Ronald W. Holtkamp          Vice President and
                                 Assistant Treasurer
     King Mawhinney              Vice President
     Pattie S. McWilliams        Vice President
     James M. Middleton          Vice President
     Stephen N. Patzman          Vice President
     Bradford W. Rich            Vice President and Secretary
     Leldon W. (Jack) Ward       Vice President
     Dwain A. Akins              Assistant Vice President and
                                 Assistant Secretary
     Bobby L. Casey              Assistant Vice President
     Bruce W. Clements           Assistant Vice President and
                                 Assistant Secretary
     Michael A. Moczygemba       Assistant Vice President
     Allen R. Pierce             Assistant Vice President
     Layne C. Roetzel            Assistant Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

  Registrant is a separate account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed as Exhibit 17 hereto and incorporated by reference in response to this item.

ITEM 27.  NUMBER OF CONTRACT OWNERS

  As of January 31, 1999, there were 7,350 owners of Contracts covered by this Registration Statement.

ITEM 28.  INDEMNIFICATION

  The information called for by this Item is incorporated herein by reference to
Article IX of the By-Laws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 8(c) to this Registration Statement; to Section 14 of the Amended and Restated Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8(b) of the Participating Contract and Policy Agreement, as amended, filed as Exhibit 8(d)(ii) to this Registration Statement; and to
Section 14 of the Transfer Agent Agreement, as amended, filed as Exhibit 8(c) of Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement of USAA Life Investment Trust (File No. 33-82270 and No. 811-8672).

  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted for Directors, Officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) USAA Investment Management Company ("USAA IMCO") is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b)  The following are the Directors and officers of USAA IMCO:

     DIRECTORS:                  POSITIONS WITH USAA IMCO:
     ----------                  -------------------------
     Robert G. Davis             Chairman
     Michael J. C. Roth          Vice Chairman
     David G. Peebles            Director
     John W. Saunders, Jr.       Director

     OFFICERS:                   POSITIONS WITH USAA IMCO:
     ---------                   -------------------------
     Michael J.C. Roth           CEO and President
     John J. Dallahan            Senior Vice President
     David G. Peebles            Senior Vice President
     John W. Saunders, Jr.       Senior Vice President
     Carl (Bill) W. Shirley      Senior Vice President
     Patricia P. Cavazos         Vice President
     Alex M. Ciccone             Vice President and Assistant Secretary
     Christopher W. Claus        Vice President
     Sherron A. Kirk             Vice President and Treasurer
     David G. Miller             Vice President
     William R. Pedersen         Vice President
     Thomas Ramos                Vice President
     Michael D. Wagner           Vice President, Secretary and Counsel
     Kenneth E. Willmann         Vice President
     Pamela K. Bledsoe           Assistant Vice President
     Karl Borgerding             Assistant Vice President
     John K. Cabell              Assistant Vice President
     Eric M. Efron               Assistant Vice President
     R. Matthew Freund           Assistant Vice President
     Clifford A. Gladson         Assistant Vice President
     Mark S. Howard              Assistant Vice President and  Assistant
                                  Secretary
     Mark W. Johnson             Assistant Vice President
     Stephen J. Klaffke          Assistant Vice President
     Terri L. Luensmann          Assistant Vice President
     Paul H. Lundmark            Assistant Vice President
     Patrick O'Hare              Assistant Vice President
     Robert R. Pariseau          Assistant Vice President
     David G. Parsons            Assistant Vice President

     Curt Rohrman                Assistant Vice President
     Albert C. Sebastian         Assistant Vice President
     W. Travis Selmier, II       Assistant Vice President
     Albert C. Sebastian         Assistant Vice President
     R. David Ullom              Assistant Vice President

  The principal business address for all of the above Directors and officers of USAA IMCO is 9800 Fredericksburg Rd., San Antonio, Texas 78288.

   (c)  Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

  The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 10750 Robert F. McDermott Freeway, San Antonio, Texas, 78288.

ITEM 31.  MANAGEMENT SERVICES

  None.

ITEM 32.  UNDERTAKINGS

  (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Variable Annuity Contracts may be accepted;

  (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement;

  (c) Registrant undertakes to deliver any Statement and any financial statements required to be made available under this Form promptly upon written or oral request; and

  (d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

  Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the redeemability of variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 27th day of April, 1999.


THE SEPARATE ACCOUNT
OF USAA LIFE INSURANCE COMPANY
(Registrant)

By:  USAA LIFE INSURANCE COMPANY
     (On behalf of Registrant and itself)

By:  /s/ EDWIN L. ROSANE
   --------------------------------------
   Edwin L. Rosane
   President and Chief Executive Officer

Attest: /s/ DWAIN A. AKINS
       ----------------------------------
       Dwain A. Akins
       Assistant Secretary

  As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:


NAME                                      POSITION                          DATE
---------------------   --------------------------------------------   --------------
*Robert G. Davis        Chairman                                       April 27, 1999

Edwin L. Rosane         Vice Chairman, Chief Executive Officer,        April 22, 1999
                        and President

Bradford W. Rich        Director                                       April 23, 1999

Josue Robles, Jr.       Director                                       April 22, 1999

Michael J.C. Roth       Director                                       April 26, 1999

Janice E. Marshall      Director                                       April 22, 1999

*Donald R. Walker       Director                                       April 27, 1999

James A. Robinson       Senior Vice President and Treasurer            April 25, 1999
                        (Principal Financial and Accounting Officer)


*Signed by Dwain A. Akins, Attorney-in-fact.

                                 EXHIBIT INDEX

EXHIBIT
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10  Consent of KPMG LLP, Independent Auditors.